BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 12 Ltd., Series 2021-12A, Class A1,
(LIBOR USD 3 Month + 1.16%), 5.40%,
07/20/34
(a)(b)
.................... USD 5,500 $ 5,355,990
AGL Core CLO 2 Ltd., Series 2019-2A, Class
B, (LIBOR USD 3 Month + 1.90%), 6.14%,
04/20/32
(a)(b)
.................... 1,000 980,587
AGL Core CLO 4 Ltd., Series 2020-4A, Class
A1R, (LIBOR USD 3 Month + 1.07%),
5.31%, 04/20/33
(a)(b)
............... 1,250 1,224,328
AIG CLO LLC, Series 2018-1A, Class A1R,
(LIBOR USD 3 Month + 1.12%), 5.36%,
04/20/32
(a)(b)
.................... 1,400 1,372,506
AIMCO CLO
(a)(b)
Series 2017-AA, Class AR, (LIBOR USD 3
Month + 1.05%), 5.29%, 04/20/34 ... 8,000 7,803,320
Series 2018-BA, Class AR, (LIBOR USD 3
Month + 1.10%), 5.18%, 01/15/32 ... 3,500 3,437,441
Ajax Mortgage Loan Trust
(b)(c)
Series 2019-G, Class A, 3.00%, 09/25/59 5,121 4,906,844
Series 2021-C, Class A, 2.12%, 01/25/61 1,872 1,734,067
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (LIBOR USD 3 Month + 1.08%), 5.36%,
10/21/28
(a)(b)
.................... 4,232 4,181,678
American Express Credit Account Master Trust
Series 2022-2, Class A, 3.39%, 05/15/27 . 28,044 27,222,507
Series 2022-3, Class A, 3.75%, 08/15/27 . 649 634,456
AmeriCredit Automobile Receivables Trust,
Series 2020-2, Class B, 0.97%, 02/18/26 . 3,870 3,788,749
AMMC CLO XIII Ltd., Series 2013-13A, Class
A1R2, (LIBOR USD 3 Month + 1.05%),
5.37%, 07/24/29
(a)(b)
............... 7,333 7,257,134
Anchorage Capital CLO 16 Ltd., Series 2020-
16A, Class A1R, (LIBOR USD 3 Month +
1.20%), 5.43%, 01/19/35
(a)(b)
......... 1,750 1,701,112
Anchorage Capital CLO 7 Ltd., Series 2015-7A,
Class AR2, (LIBOR USD 3 Month + 1.09%),
5.46%, 01/28/31
(a)(b)
............... 14,523 14,334,208
Anchorage Capital CLO LLC, Series 2019-13A,
Class AR, (LIBOR USD 3 Month + 1.10%),
5.18%, 04/15/34
(a)(b)
............... 4,260 4,128,201
Apidos CLO XX, Series 2015-20A, Class A1RA,
(LIBOR USD 3 Month + 1.10%), 5.18%,
07/16/31
(a)(b)
.................... 1,500 1,471,304
Aqua Finance Trust, Series 2021-A, Class A,
1.54%, 07/17/46
(b)
................ 2,243 2,051,254
Arbor Realty Commercial Real Estate Notes
Ltd.
(a)(b)
Series 2021-FL2, Class A, (LIBOR USD 1
Month + 1.10%), 5.42%, 05/15/36 ... 6,460 6,243,662
Series 2021-FL4, Class A, (LIBOR USD 1
Month + 1.35%), 5.67%, 11/15/36 ... 6,750 6,524,418
Ares LVI CLO Ltd., Series 2020-56A, Class
AR, (LIBOR USD 3 Month + 1.16%), 5.52%,
10/25/34
(a)(b)
.................... 4,400 4,266,727
ARI Fleet Lease Trust
(b)
Series 2020-A, Class B, 2.06%, 11/15/28 . 1,470 1,463,141
Series 2022-A, Class A2, 3.12%, 01/15/31 16,036 15,741,473
Arm Master Trust LLC, Series 2021-T1, Class
A, 2.43%, 11/15/27
(b)
.............. 730 672,488
Assurant CLO Ltd., Series 2018-2A, Class A,
(LIBOR USD 3 Month + 1.04%), 5.28%,
04/20/31
(a)(b)
.................... 1,750 1,711,149
Atlas Senior Loan Fund III Ltd., Series 2013-
1A, Class AR, (LIBOR USD 3 Month +
0.83%), 5.48%, 11/17/27
(a)(b)
......... 1,744 1,722,905
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Autoflorence SRL
(a)(d)
Series 2, Class C, (EURIBOR 1 Month +
1.15%), 3.04%, 12/24/44 ......... EUR 400 $ 401,755
Series 2, Class D, (EURIBOR 1 Month +
2.35%), 4.25%, 12/24/44 ......... 214 218,254
Autonoria Spain
(a)(d)
Series 2021-SP, Class C, (EURIBOR 1
Month + 1.05%), 2.94%, 01/31/39 ... 1,798 1,851,646
Series 2021-SP, Class D, (EURIBOR 1
Month + 1.55%), 3.44%, 01/31/39 ... 685 704,533
Series 2021-SP, Class E, (EURIBOR 1
Month + 2.65%), 4.54%, 01/31/39 ... 514 519,294
Series 2021-SP, Class F, (EURIBOR 1
Month + 3.90%), 5.79%, 01/31/39 ... 86 86,675
Azure Finance No. 2 plc, Series 2, Class C,
(Sterling Overnight Index Average + 3.00%),
6.43%, 07/20/30
(a)(d)
............... GBP 1,055 1,271,022
BA Credit Card Trust, Series 2022-A1, Class
A1, 3.53%, 11/15/27 ............... USD 5,347 5,199,570
Bain Capital Credit CLO Ltd., Series 2017-1A,
Class BR, (LIBOR USD 3 Month + 1.50%),
5.74%, 07/20/30
(a)(b)
............... 1,350 1,299,163
Barings CLO Ltd.
(a)(b)
Series 2019-3A, Class A1R, (LIBOR USD 3
Month + 1.07%), 5.31%, 04/20/31 ... 900 884,889
Series 2019-4A, Class A1, (LIBOR USD 3
Month + 1.33%), 5.41%, 01/15/33 ... 6,350 6,233,141
Battalion CLO X Ltd., Series 2016-10A, Class
A1R2, (LIBOR USD 3 Month + 1.17%),
5.49%, 01/25/35
(a)(b)
............... 5,500 5,357,605
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (LIBOR USD 3 Month + 1.18%), 5.26%,
07/15/34
(a)(b)
.................... 4,500 4,382,514
BDS Ltd., Series 2021-FL10, Class A, (LIBOR
USD 1 Month + 1.35%), 5.69%, 12/16/36
(a)(b)
2,000 1,931,284
Benefit Street Partners CLO II Ltd., Series
2013-IIA, Class A2R2, (LIBOR USD 3 Month
+ 1.45%), 5.53%, 07/15/29
(a)(b)
........ 8,400 8,265,324
Benefit Street Partners CLO III Ltd., Series
2013-IIIA, Class A2R2, (LIBOR USD 3
Month + 1.65%), 5.89%, 07/20/29
(a)(b)
... 1,350 1,328,876
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1A, (LIBOR USD 3 Month
+ 1.09%), 5.33%, 04/20/31
(a)(b)
........ 2,230 2,199,878
BHG Securitization Trust
(b)
Series 2021-A, Class A, 1.42%, 11/17/33 . 281 261,391
Series 2022-B, Class A, 3.75%, 06/18/35 . 1,695 1,667,640
BL Consumer Credit
(a)(d)
Series 2021-1, Class C, (EURIBOR 1 Month
+ 1.10%), 2.99%, 09/25/38 ........ EUR 528 540,800
Series 2021-1, Class D, (EURIBOR 1 Month
+ 1.65%), 3.54%, 09/25/38 ........ 681 683,162
Series 2021-1, Class E, (EURIBOR 1 Month
+ 2.85%), 4.74%, 09/25/38 ........ 356 364,817
BlueMountain CLO XXII Ltd., Series 2018-22A,
Class A1, (LIBOR USD 3 Month + 1.08%),
5.16%, 07/15/31
(a)(b)
............... USD 6,990 6,879,227
BlueMountain Fuji US CLO III Ltd., Series
2017-3A, Class A2, (LIBOR USD 3 Month +
1.15%), 5.23%, 01/15/30
(a)(b)
......... 250 241,157
Brex Commercial Charge Card Master Trust,
Series 2021-1, Class A, 2.09%, 07/15/24
(b)
2,130 2,106,891
Brignole Co. SRL, Series 2021, Class D,
(EURIBOR 1 Month + 1.60%), 3.02%,
07/24/36
(a)(d)
.................... EUR 100 103,982

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
BSPRT Issuer Ltd., Series 2021-FL7, Class
A, (LIBOR USD 1 Month + 1.32%), 5.64%,
12/15/38
(a)(b)
.................... USD 6,890 $ 6,670,996
Capital One Multi-Asset Execution Trust
Series 2022-A2, Class A, 3.49%, 05/15/27 24,357 23,687,234
Series 2022-A3, Class A, 4.95%, 10/15/27 27,534 27,744,128
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 0.97%), 5.05%, 04/17/31 ... 3,988 3,931,992
Series 2014-5A, Class A1RR, (LIBOR USD
3 Month + 1.14%), 5.22%, 07/15/31 .. 5,996 5,900,050
CarMax Auto Owner Trust, Series 2022-2,
Class A3, 3.49%, 02/16/27 .......... 15,234 14,811,167
CBAM Ltd., Series 2019-9A, Class B2, (LIBOR
USD 3 Month + 1.90%), 5.98%, 02/12/30
(a)(b)
3,500 3,398,325
Cedar Funding II CLO Ltd., Series 2013-1A,
Class ARR, (LIBOR USD 3 Month + 1.08%),
5.32%, 04/20/34
(a)(b)
............... 8,750 8,521,717
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class A1, (LIBOR USD 3 Month + 0.98%),
5.22%, 04/20/31
(a)(b)
............... 1,940 1,912,309
Cedar Funding X CLO Ltd., Series 2019-10A,
Class BR, (LIBOR USD 3 Month + 1.60%),
5.84%, 10/20/32
(a)(b)
............... 570 551,372
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A2R, (LIBOR USD 3 Month + 1.35%),
6.09%, 05/29/32
(a)(b)
............... 1,500 1,444,113
Chesapeake Funding II LLC
(b)
Series 2019-1A, Class C, 3.36%, 04/15/31 3,318 3,314,197
Series 2019-1A, Class D, 3.80%, 04/15/31 6,630 6,623,149
Series 2020-1A, Class B, 1.24%, 08/15/32 1,170 1,138,296
Series 2020-1A, Class C, 2.14%, 08/15/32 720 703,907
CIFC Funding 2013-III-R Ltd., Series 2013-
3RA, Class A1, (LIBOR USD 3 Month +
0.98%), 5.30%, 04/24/31
(a)(b)
......... 3,770 3,706,795
CIFC Funding Ltd.
(a)(b)
Series 2012-2RA, Class A1, (LIBOR USD 3
Month + 0.80%), 5.04%, 01/20/28 ... 627 621,694
Series 2013-2A, Class A1L2, (LIBOR USD 3
Month + 1.00%), 5.19%, 10/18/30 ... 2,190 2,160,858
Series 2015-3A, Class BR, (LIBOR USD 3
Month + 1.15%), 5.38%, 04/19/29 ... 8,500 8,191,250
Series 2021-4A, Class A, (LIBOR USD 3
Month + 1.05%), 5.13%, 07/15/33 ... 5,000 4,911,834
Series 2021-4A, Class B, (LIBOR USD 3
Month + 1.58%), 5.66%, 07/15/33 ... 500 477,662
Series 2021-5A, Class A, (LIBOR USD 3
Month + 1.14%), 5.22%, 07/15/34 ... 3,350 3,270,415
College Avenue Student Loans LLC
(a)(b)
Series 2021-A, Class A1, (LIBOR USD 1
Month + 1.10%), 5.49%, 07/25/51 ... 335 322,680
Series 2021-B, Class A1, (LIBOR USD 1
Month + 0.80%), 5.19%, 06/25/52 ... 4,584 4,273,702
Concord Music Royalties LLC, Series 2022-1A,
Class A2, 6.50%, 01/20/73
(b)
......... 2,849 2,781,898
Credit Acceptance Auto Loan Trust
(b)
Series 2020-2A, Class A, 1.37%, 07/16/29 3,000 2,970,330
Series 2021-2A, Class A, 0.96%, 02/15/30 18,920 18,195,273
Series 2022-1A, Class A, 4.60%, 06/15/32 11,180 10,886,180
Discover Card Execution Note Trust, Series
2022-A2, Class A, 3.32%, 05/15/27 ..... 42,146 40,723,526
Dowson plc
(a)(d)
Series 2021-2, Class C, (Sterling Overnight
Index Average + 1.60%), 5.03%,
10/20/28 .................... GBP 1,300 1,522,369
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2022-1, Class C, (Sterling Overnight
Index Average + 2.25%), 5.68%,
01/20/29 .................... GBP 1,151 $ 1,335,990
Series 2022-1, Class D, (Sterling Overnight
Index Average + 2.70%), 6.13%,
01/20/29 .................... 601 683,557
Dryden 36 Senior Loan Fund, Series 2014-36A,
Class AR3, (LIBOR USD 3 Month + 1.02%),
5.10%, 04/15/29
(a)(b)
............... USD 2,648 2,619,352
Dryden 43 Senior Loan Fund, Series 2016-43A,
Class AR2, (LIBOR USD 3 Month + 1.04%),
5.28%, 04/20/34
(a)(b)
............... 5,750 5,591,466
Dryden 45 Senior Loan Fund, Series 2016-45A,
Class BR, (LIBOR USD 3 Month + 1.70%),
5.78%, 10/15/30
(a)(b)
............... 3,150 3,026,914
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class BR, (LIBOR USD 3 Month + 1.60%),
5.79%, 07/18/30
(a)(b)
............... 3,250 3,144,351
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (LIBOR USD 3 Month + 1.60%), 5.79%,
07/18/30
(a)(b)
.................... 500 481,931
Dryden 77 CLO Ltd., Series 2020-77A, Class
AR, (LIBOR USD 3 Month + 1.12%), 5.80%,
05/20/34
(a)(b)
.................... 1,000 971,059
Dryden 83 CLO Ltd., Series 2020-83A, Class
A, (LIBOR USD 3 Month + 1.22%), 5.41%,
01/18/32
(a)(b)
.................... 450 442,625
Dryden 87 CLO Ltd., Series 2021-87A, Class
A1, (LIBOR USD 3 Month + 1.10%), 5.78%,
05/20/34
(a)(b)
.................... 750 731,675
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class AR, (LIBOR USD 3 Month +
0.90%), 4.98%, 04/15/29
(a)(b)
......... 12,431 12,289,420
EDvestinU Private Education Loan Issue No.
1 LLC, Series 2019-A, Class A, 3.58%,
11/25/38
(b)
..................... 3,981 3,737,718
EDvestinU Private Education Loan Issue No.
3 LLC, Series 2021-A, Class B, 3.50%,
11/25/50
(b)
..................... 640 495,862
ELFI Graduate Loan Program LLC, Series
2022-A, Class A, 4.51%, 08/26/47
(b)
.... 9,059 8,579,427
Elmwood CLO II Ltd., Series 2019-2A, Class
BR, (LIBOR USD 3 Month + 1.65%), 5.89%,
04/20/34
(a)(b)
.................... 4,200 4,025,064
Enterprise Fleet Financing LLC, Series 2022-1,
Class A2, 3.03%, 01/20/28
(b)
......... 20,178 19,638,908
Fairstone Financial Issuance Trust I, Series
2020-1A, Class A, 2.51%, 10/20/39
(b)
... CAD 9,610 6,923,797
FCT Autonoria, Series 2019-1, Class E,
(EURIBOR 1 Month + 2.70%), 4.59%,
09/25/35
(a)(d)
.................... EUR 127 132,223
FCT Noria, Series 2021-1, Class D, (EURIBOR
1 Month + 1.50%), 3.39%, 10/25/49
(a)(d)
.. 715 723,367
FCT Pixel, Series 2021-1, Class D, (EURIBOR
3 Month + 1.75%), 2.22%, 02/25/38
(a)(d)
.. 300 307,876
Flatiron CLO 21 Ltd., Series 2021-1A, Class
A1, (LIBOR USD 3 Month + 1.11%), 5.34%,
07/19/34
(a)(b)
.................... USD 8,500 8,298,009
FNA VI LLC, Series 2021-1A, Class A, 1.35%,
01/10/32
(b)
..................... 358 325,648
Foundation Finance Trust, Series 2021-2A,
Class A, 2.19%, 01/15/42
(b)
.......... 1,704 1,557,491
FS RIALTO, Series 2021-FL2, Class A, (LIBOR
USD 1 Month + 1.22%), 5.55%, 05/16/38
(a)(b)
6,690 6,419,612

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
FS Rialto Issuer LLC
(a)(b)
Series 2022-FL4, Class A, (SOFR 30 Day
Average + 1.90%), 5.71%, 01/19/39 .. USD 6,365 $ 6,200,380
Series 2022-FL6, Class A, (1 Month CME
Term SOFR + 2.58%), 6.90%, 08/17/37 5,450 5,381,797
FT Santander Consumer Spain Auto
(d)
Series 2020-1, Class B, (EURIBOR 3 Month
+ 0.95%), 3.03%, 03/21/33
(a)
....... EUR 478 494,833
Series 2020-1, Class C, (EURIBOR 3 Month
+ 1.95%), 4.03%, 03/21/33
(a)
....... 143 146,870
Series 2020-1, Class D, 3.50%, 03/21/33 . 239 232,214
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
A, (LIBOR USD 3 Month + 1.12%), 5.20%,
01/15/31
(a)(b)
.................... USD 3,500 3,460,174
Galaxy XXVII CLO Ltd., Series 2018-27A,
Class A, (LIBOR USD 3 Month + 1.02%),
5.66%, 05/16/31
(a)(b)
............... 10,500 10,353,606
GM Financial Consumer Automobile
Receivables Trust, Series 2022-3, Class A3,
3.64%, 04/16/27 ................. 13,597 13,287,932
GoldenTree Loan Opportunities X Ltd., Series
2015-10A, Class AR, (LIBOR USD 3 Month
+ 1.12%), 5.36%, 07/20/31
(a)(b)
........ 5,275 5,204,845
GoldenTree Loan Opportunities XI Ltd., Series
2015-11A, Class AR2, (LIBOR USD 3 Month
+ 1.07%), 5.26%, 01/18/31
(a)(b)
........ 3,065 3,028,422
GoldentTree Loan Management US CLO 1 Ltd.,
Series 2021-11A, Class A, (LIBOR USD 3
Month + 1.13%), 5.37%, 10/20/34
(a)(b)
... 8,950 8,661,284
Goldman Home Improvement Trust Issuer
Trust, Series 2022-GRN2, Class A, 6.80%,
10/25/52
(b)
..................... 4,890 4,884,077
GoodLeap Sustainable Home Solutions Trust
(b)
Series 2021-4GS, Class A, 1.93%, 07/20/48 3,369 2,566,688
Series 2021-5CS, Class A, 2.31%, 10/20/48 2,669 1,936,450
Series 2022-1GS, Class A, 2.70%, 01/20/49 2,628 2,013,907
Series 2022-2CS, Class A, 4.00%, 04/20/49 1,387 1,126,391
Series 2022-3CS, Class A, 4.95%, 07/20/49 5,828 5,393,644
GPMT Ltd., Series 2021-FL4, Class A, (LIBOR
USD 1 Month + 1.35%), 5.71%, 12/15/36
(a)(b)
9,045 8,625,771
Gracie Point International Funding, Series
2022-2A, Class A, (SOFR 30 Day Average +
2.75%), 6.48%, 07/01/24
(a)(b)
......... 11,000 11,001,616
Harley-Davidson Motorcycle Trust, Series
2020-A, Class A3, 1.87%, 10/15/24 ..... 1,276 1,273,328
Hipgnosis Music Assets LP, Series 2022-1,
Class A, 5.00%, 05/16/62
(b)
.......... 3,063 2,818,112
Hyundai Auto Receivables Trust, Series 2022-
B, Class A3, 3.72%, 11/16/26 ......... 8,353 8,180,416
Jamestown CLO XII Ltd., Series 2019-1A,
Class A2, (LIBOR USD 3 Month + 2.15%),
6.39%, 04/20/32
(a)(b)
............... 1,000 968,446
LCM XXIII Ltd., Series 23A, Class A2R, (LIBOR
USD 3 Month + 1.65%), 5.89%, 10/20/29
(a)(b)
485 470,547
LendingPoint Pass-Through Trust, Series 2022-
ST1, Class A, 2.50%, 03/15/28
(b)
...... 384 362,034
Lendmark Funding Trust
(b)
Series 2019-2A, Class A, 2.78%, 04/20/28 4,704 4,565,107
Series 2021-1A, Class A, 1.90%, 11/20/31 6,470 5,489,343
LoanCore Issuer Ltd.
(a)(b)
Series 2021-CRE5, Class A, (LIBOR USD 1
Month + 1.30%), 5.62%, 07/15/36 ... 5,310 5,102,721
Series 2021-CRE6, Class A, (LIBOR USD 1
Month + 1.30%), 5.62%, 11/15/38 ... 7,230 6,886,575
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Loanpal Solar Loan Ltd.
(b)
Series 2020-2GF, Class A, 2.75%, 07/20/47 USD 1,894 $ 1,569,550
Series 2021-1GS, Class A, 2.29%, 01/20/48 2,950 2,243,718
Series 2021-2GS, Class A, 2.22%, 03/20/48 5,825 4,259,436
Logan CLO I Ltd., Series 2021-1A, Class A,
(LIBOR USD 3 Month + 1.16%), 5.40%,
07/20/34
(a)(b)
.................... 1,755 1,715,978
Long Point Park CLO Ltd., Series 2017-1A,
Class A2, (LIBOR USD 3 Month + 1.38%),
5.45%, 01/17/30
(a)(b)
............... 1,140 1,102,812
Longfellow Place CLO Ltd., Series 2013-1A,
Class BR3, (LIBOR USD 3 Month + 1.75%),
5.83%, 04/15/29
(a)(b)
............... 5,000 4,942,910
Madison Park Funding LXII Ltd., Series 2022-
62A, Class A1, (3 Month CME Term SOFR +
2.25%), 4.76%, 07/17/33
(a)(b)
......... 13,160 13,096,281
Madison Park Funding XIX Ltd.
(a)(b)
Series 2015-19A, Class A1R2, (LIBOR USD
3 Month + 0.92%), 5.24%, 01/22/28 .. 7,343 7,267,595
Series 2015-19A, Class A2R2, (LIBOR USD
3 Month + 1.50%), 5.82%, 01/22/28 .. 15,900 15,564,492
Madison Park Funding XLI Ltd., Series 12A,
Class AR, (LIBOR USD 3 Month + 0.83%),
5.15%, 04/22/27
(a)(b)
............... 8,114 8,010,222
Madison Park Funding XXV Ltd., Series 2017-
25A, Class A2R, (LIBOR USD 3 Month +
1.65%), 6.01%, 04/25/29
(a)(b)
......... 5,550 5,387,457
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class A1A, (LIBOR USD 3 Month +
1.03%), 5.27%, 04/20/30
(a)(b)
......... 1,400 1,383,803
Madison Park Funding XXVIII Ltd., Series
2018-28A, Class B, (LIBOR USD 3 Month +
1.60%), 5.68%, 07/15/30
(a)(b)
......... 1,000 973,236
Madison Park Funding XXXIII Ltd., Series
2019-33A, Class AR, (3 Month CME Term
SOFR + 1.29%), 5.15%, 10/15/32
(a)(b)
... 3,000 2,942,143
Madison Park Funding XXXVII Ltd., Series
2019-37A, Class AR, (LIBOR USD 3 Month
+ 1.07%), 5.15%, 07/15/33
(a)(b)
........ 2,900 2,856,287
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (LIBOR USD 3 Month +
1.12%), 5.20%, 07/17/34
(a)(b)
......... 3,000 2,919,487
Mariner Finance Issuance Trust
(b)
Series 2019-AA, Class A, 2.96%, 07/20/32 3,694 3,644,472
Series 2020-AA, Class A, 2.19%, 08/21/34 3,020 2,874,110
Series 2022-AA, Class A, 6.45%, 10/20/37 1,250 1,241,160
Mercury Financial Credit Card Master Trust,
Series 2021-1A, Class A, 1.54%, 03/20/26
(b)
8,260 7,880,495
Mill City Solar Loan Ltd., Series 2019-2GS,
Class A, 3.69%, 07/20/43
(b)(e)
......... 8,765 7,558,478
Mosaic Solar Loan Trust
(b)
Series 2019-2A, Class A, 2.88%, 09/20/40 227 194,735
Series 2020-2A, Class B, 2.21%, 08/20/46 1,050 891,222
Series 2021-1A, Class B, 2.05%, 12/20/46 647 472,606
Series 2022-1A, Class B, 3.16%, 01/20/53 4,619 3,716,983
Series 2022-2A, Class A, 4.38%, 01/21/53 2,773 2,605,127
Series 2022-3A, Class A, 6.16%, 06/20/53 3,234 3,225,011
Navient Private Education Loan Trust, Series
2020-A, Class A2B, (LIBOR USD 1 Month +
0.90%), 5.22%, 11/15/68
(a)(b)
......... 1,130 1,109,463
Navient Private Education Refi Loan Trust
(b)
Series 2019-CA, Class A2, 3.13%, 02/15/68 1,999 1,887,390
Series 2019-EA, Class A2B, (LIBOR USD 1
Month + 0.92%), 5.24%, 05/15/68
(a)
.. 7,302 7,230,044
Series 2019-GA, Class A, 2.40%, 10/15/68 765 700,378

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-IA, Class A1B, (LIBOR USD 1
Month + 1.00%), 5.32%, 04/15/69
(a)
.. USD 11,093 $ 10,787,085
Series 2021-A, Class A, 0.84%, 05/15/69 . 1,206 1,042,311
Series 2021-DA, Class A, (US Prime Rate -
1.99%), 5.01%, 04/15/60
(a)
........ 9,473 8,715,773
Series 2021-FA, Class A, 1.11%, 02/18/70 13,594 11,444,373
Navient Student Loan Trust, Series 2018-EA,
Class A2, 4.00%, 12/15/59
(b)
......... 811 785,208
Nelnet Student Loan Trust
(b)
Series 2021-A, Class APT2, 1.36%,
04/20/62 .................... 15,088 13,351,444
Series 2021-A, Class D, 4.93%, 04/20/62 1,150 938,969
Series 2021-BA, Class AFL, (LIBOR USD 1
Month + 0.78%), 5.13%, 04/20/62
(a)
.. 9,856 9,584,137
Series 2021-BA, Class AFX, 1.42%,
04/20/62 .................... 7,995 7,102,808
Series 2021-CA, Class AFL, (LIBOR USD 1
Month + 0.74%), 5.09%, 04/20/62
(a)
.. 10,782 10,457,890
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class ARR, (LIBOR USD 3 Month +
1.16%), 5.24%, 07/15/34
(a)(b)
......... 10,000 9,732,326
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A, Class A, (LIBOR USD 3
Month + 1.10%), 5.18%, 07/16/35
(a)(b)
... 4,000 3,890,571
Newday Funding Master Issuer plc
(a)(d)
Series 2021-1X, Class B, (Sterling Overnight
Index Average + 1.55%), 4.98%,
03/15/29 .................... GBP 775 920,084
Series 2021-3X, Class B, (Sterling Overnight
Index Average + 1.35%), 4.78%,
11/15/29 .................... 677 791,443
NLY Commercial Mortgage Trust, Series
2019-FL2, Class A, (LIBOR USD 1 Month +
1.30%), 5.62%, 02/15/36
(a)(b)
......... USD 469 466,273
OCP CLO Ltd.
(a)(b)
Series 2014-7A, Class A1RR, (LIBOR USD
3 Month + 1.12%), 5.36%, 07/20/29 .. 2,721 2,692,335
Series 2017-13A, Class A1AR, (LIBOR USD
3 Month + 0.96%), 5.04%, 07/15/30 .. 4,000 3,947,362
Octagon 66 Ltd., Series 2022-1A, Class A, (3
Month CME Term SOFR + 1.94%), 4.59%,
08/16/33
(a)(b)
.................... 13,325 13,228,459
Octagon Investment Partners 30 Ltd., Series
2017-1A, Class BR, (LIBOR USD 3 Month +
1.95%), 6.19%, 03/17/30
(a)(b)
......... 4,200 3,978,718
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class A1, (LIBOR USD 3 Month +
1.19%), 5.43%, 01/20/31
(a)(b)
......... 2,400 2,370,873
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class A1A, (LIBOR USD 3 Month
+ 1.06%), 5.30%, 01/20/31
(a)(b)
........ 1,000 987,407
Octagon Investment Partners 51 Ltd., Series
2021-1A, Class A, (LIBOR USD 3 Month +
1.15%), 5.39%, 07/20/34
(a)(b)
......... 8,895 8,582,495
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A2R, (LIBOR USD 3 Month
+ 1.35%), 5.58%, 07/19/30
(a)(b)
........ 1,750 1,702,300
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A2R2, (LIBOR USD 3 Month
+ 1.10%), 5.46%, 01/25/31
(a)(b)
........ 1,750 1,689,422
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR, (LIBOR USD 3 Month + 1.14%),
5.38%, 07/02/35
(a)(b)
............... 850 829,620
OneMain Financial Issuance Trust, Series
2022-S1, Class A, 4.13%, 05/14/35
(b)
... 11,738 11,067,277
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Oportun Funding LLC, Series 2022-1, Class A,
3.25%, 06/15/29
(b)
................ USD 2,588 $ 2,531,197
Oportun Issuance Trust
(b)
Series 2021-B, Class C, 3.65%, 05/08/31 370 310,631
Series 2021-C, Class A, 2.18%, 10/08/31 5,450 4,767,732
Series 2022-2, Class A, 5.94%, 10/09/29 . 2,206 2,187,938
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A1A3, (LIBOR USD 3
Month + 1.00%), 5.23%, 10/17/31 ... 3,300 3,234,950
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 1.13%), 5.21%, 01/17/31 ... 15,000 14,848,887
Park Avenue Institutional Advisers CLO Ltd.,
Series 2018-1A, Class A1BR, (LIBOR USD
3 Month + 1.25%), 5.49%, 10/20/31
(a)(b)
.. 10,000 9,691,510
PCL Funding V plc, Series 2021-1, Class C,
(Sterling Overnight Index Average + 1.70%),
5.13%, 10/15/25
(a)(d)
............... GBP 116 137,175
PCL Funding VI plc, Series 2022-1, Class B,
(Sterling Overnight Index Average + 3.10%),
6.53%, 07/15/26
(a)(d)
............... 1,400 1,672,111
PFS Financing Corp.
(b)
Series 2020-G, Class A, 0.97%, 02/15/26 USD 6,800 6,415,576
Series 2021-A, Class A, 0.71%, 04/15/26 . 4,740 4,460,007
Series 2022-D, Class A, 4.27%, 08/15/27 11,908 11,612,551
Pikes Peak CLO 11, Series 2022-11A, Class
A1, (3 Month CME Term SOFR + 1.95%),
4.13%, 07/25/34
(a)(b)
............... 7,000 6,832,969
Prodigy Finance DAC, Series 2021-1A, Class
A, (LIBOR USD 1 Month + 1.25%), 5.64%,
07/25/51
(a)(b)
.................... 2,135 2,063,255
Progress Residential Trust, Series 2021-
SFR10, Class A, 2.39%, 12/17/40
(b)
.... 3,574 2,939,981
Rad CLO 15 Ltd., Series 2021-15A, Class A,
(LIBOR USD 3 Month + 1.09%), 5.33%,
01/20/34
(a)(b)
.................... 2,650 2,576,927
Recette CLO Ltd., Series 2015-1A, Class ARR,
(LIBOR USD 3 Month + 1.08%), 5.32%,
04/20/34
(a)(b)
.................... 10,000 9,719,327
Red & Black Auto Germany 8 UG, Series 8,
Class C, (EURIBOR 1 Month + 0.95%),
2.64%, 09/15/30
(a)(d)
............... EUR 400 414,436
Red & Black Auto Italy Srl, Series 1, Class
D, (EURIBOR 1 Month + 2.85%), 4.74%,
12/28/31
(a)(d)
.................... 599 603,520
Regional Management Issuance Trust
(b)
Series 2020-1, Class A, 2.34%, 10/15/30 . USD 2,430 2,258,552
Series 2021-2, Class A, 1.90%, 08/15/33 . 5,706 4,742,236
Series 2022-2B, Class A, 7.10%, 11/17/32 1,450 1,458,056
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-3A, Class A, (LIBOR USD 3
Month + 1.19%), 5.43%, 10/20/30 ... 2,400 2,366,402
Series 2021-1A, Class A1, (LIBOR USD 3
Month + 1.17%), 5.41%, 07/20/34 ... 10,750 10,467,130
RR LLC, Series 2017-1A, Class A1AB, (LIBOR
USD 3 Month + 1.15%), 5.23%, 07/15/35
(a)(b)
5,500 5,385,377
Santander Drive Auto Receivables Trust, Series
2020-2, Class C, 1.46%, 09/15/25 ..... 2,279 2,271,939
Satus plc
(a)(d)
Series 2021-1, Class D, (Sterling Overnight
Index Average + 1.90%), 5.33%,
08/17/28 .................... GBP 200 236,038
Series 2021-1, Class E, (Sterling Overnight
Index Average + 3.20%), 6.63%,
08/17/28 .................... 167 194,720

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
SC Germany SA Compartment Consumer
(a)(d)
Series 2020-1, Class C, (EURIBOR 1 Month
+ 1.75%), 3.37%, 11/14/34 ........ EUR 2,152 $ 2,258,762
Series 2020-1, Class D, (EURIBOR 1 Month
+ 2.50%), 4.12%, 11/14/34 ........ 883 926,244
Service Experts Issuer LLC, Series 2021-1A,
Class A, 2.67%, 02/02/32
(b)
.......... USD 1,737 1,577,256
Sesac Finance LLC
(b)
Series 2019-1, Class A2, 5.22%, 07/25/49 2,961 2,732,969
Series 2022-1, Class A2, 5.50%, 07/25/52 216 201,981
Shackleton 2015-VII-R CLO Ltd., Series 2015-
7RA, Class AR, (LIBOR USD 3 Month +
1.15%), 5.23%, 07/15/31
(a)(b)
......... 4,550 4,453,509
Signal Peak CLO 12 Ltd., Series 2022-12A,
Class A1, (3 Month CME Term SOFR +
1.54%), 3.66%, 07/18/34
(a)(b)
......... 7,250 7,053,782
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
B, (LIBOR USD 3 Month + 1.65%), 5.89%,
04/20/33
(a)(b)
.................... 2,500 2,387,079
Silver Creek CLO Ltd., Series 2014-1A, Class
AR, (LIBOR USD 3 Month + 1.24%), 5.48%,
07/20/30
(a)(b)
.................... 3,951 3,903,290
SLM Private Credit Student Loan Trust
(a)
Series 2004-A, Class A3, (LIBOR USD 3
Month + 0.40%), 5.17%, 06/15/33 ... 674 649,045
Series 2004-B, Class A3, (LIBOR USD 3
Month + 0.33%), 5.10%, 03/15/24 ... 301 299,852
Series 2005-A, Class A4, (LIBOR USD 3
Month + 0.31%), 5.08%, 12/15/38 ... 6,064 5,776,871
Series 2005-B, Class A4, (LIBOR USD 3
Month + 0.33%), 5.10%, 06/15/39 ... 5,318 5,042,733
Series 2007-A, Class A4A, (LIBOR USD 3
Month + 0.24%), 5.01%, 12/16/41 ... 3,555 3,446,827
SLM Private Education Loan Trust, Series
2010-C, Class A5, (LIBOR USD 1 Month +
4.75%), 9.07%, 10/15/41
(a)(b)
......... 15,907 17,059,917
SLM Student Loan Trust, Series 2013-4, Class
A, (LIBOR USD 1 Month + 0.55%), 4.94%,
06/25/43
(a)
..................... 3,890 3,790,420
SMB Private Education Loan Trust
(b)
Series 2018-B, Class A2B, (LIBOR USD 1
Month + 0.72%), 5.04%, 01/15/37
(a)
.. 5,370 5,249,502
Series 2020-A, Class A2B, (LIBOR USD 1
Month + 0.83%), 5.15%, 09/15/37
(a)
.. 976 947,303
Series 2021-A, Class APL, (LIBOR USD 1
Month + 0.73%), 5.05%, 01/15/53
(a)
.. 13,480 12,963,588
Series 2021-A, Class B, 2.31%, 01/15/53 3,930 3,429,062
Series 2021-B, Class A, 1.31%, 07/17/51 . 10,058 8,976,732
Series 2021-C, Class APT1, 1.39%,
01/15/53 .................... 5,969 5,093,787
Series 2021-C, Class D, 3.93%, 01/15/53 400 353,824
Series 2022-C, Class A1A, 4.48%, 05/16/50 10,659 10,192,833
Series 2022-C, Class A1B, (SOFR 30 Day
Average + 1.85%), 5.66%, 05/16/50
(a)
. 6,212 6,211,905
SoFi Professional Loan Program LLC
(b)
Series 2016-D, Class A2B, 2.34%, 04/25/33 269 263,148
Series 2018-A, Class A2B, 2.95%, 02/25/42 1,918 1,844,120
Series 2019-A, Class A2FX, 3.69%,
06/15/48 .................... 2,257 2,180,977
SoFi Professional Loan Program Trust
(b)
Series 2018-C, Class A2FX, 3.59%,
01/25/48 .................... 1,542 1,489,212
Series 2020-A, Class A2FX, 2.54%,
05/15/46 .................... 8,311 7,520,795
Series 2021-A, Class AFX, 1.03%, 08/17/43 2,775 2,203,945
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sound Point CLO XV Ltd., Series 2017-1A,
Class CR, (LIBOR USD 3 Month + 2.05%),
6.37%, 01/23/29
(a)(b)
............... USD 1,500 $ 1,445,891
Soundview Home Loan Trust, Series 2003-2,
Class A2, (LIBOR USD 1 Month + 1.30%),
5.69%, 11/25/33
(a)
................ 130 128,061
Southwick Park CLO LLC, Series 2019-4A,
Class A1R, (LIBOR USD 3 Month + 1.06%),
5.30%, 07/20/32
(a)(b)
............... 5,650 5,540,169
SpringCastle America Funding LLC, Series
2020-AA, Class A, 1.97%, 09/25/37
(b)
... 5,228 4,714,540
Stratus CLO Ltd., Series 2022-2A, Class B, (3
Month CME Term SOFR + 2.70%), 5.03%,
07/20/30
(a)(b)
.................... 3,040 2,968,290
TAGUS - Sociedade de Titularizacao de
Creditos SA, Series 2, Class D, (EURIBOR
1 Month + 2.85%), 4.76%, 09/23/38
(a)(d)
.. EUR 839 866,281
TRESTLES CLO V Ltd., Series 2021-5A, Class
A1, (LIBOR USD 3 Month + 1.17%), 5.41%,
10/20/34
(a)(b)
.................... USD 9,500 9,199,465
Trinitas CLO IV Ltd., Series 2016-4A, Class
A2L2, (LIBOR USD 3 Month + 1.40%),
5.59%, 10/18/31
(a)(b)
............... 1,250 1,209,987
Turbo Finance plc, Series 9, Class B, (Sterling
Overnight Index Average + 1.65%), 5.08%,
08/20/28
(a)(d)
.................... GBP 1,590 1,908,519
Upstart Pass-Through Trust
(b)
Series 2021-ST7, Class A, 1.85%, 09/20/29 USD 2,797 2,605,115
Series 2021-ST9, Class A, 1.70%, 11/20/29 2,279 2,161,796
Verizon Owner Trust, Series 2020-A, Class
A1A, 1.85%, 07/22/24 ............. 1,564 1,557,758
Volkswagen Auto Loan Enhanced Trust, Series
2021-1, Class A3, 1.02%, 06/22/26 ..... 25,048 23,804,660
Voya CLO Ltd.
(a)(b)
Series 2017-1A, Class A1R, (LIBOR USD 3
Month + 0.95%), 5.03%, 04/17/30 ... 2,127 2,103,207
Series 2018-4A, Class BR, (LIBOR USD 3
Month + 1.65%), 5.73%, 01/15/32 ... 750 730,259
Wind River CLO Ltd., Series 2013-1A, Class
A1RR, (LIBOR USD 3 Month + 0.98%),
5.22%, 07/20/30
(a)(b)
............... 2,717 2,692,545
Total Asset-Backed Securities — 19.4%
(Cost: $1,248,921,340) ........................... 1,197,959,416
Corporate Bonds
Aerospace & Defense — 0.5%
Boeing Co. (The), 2.20%, 02/04/26 ...... 8,080 7,341,186
Bombardier, Inc.
(b)
7.13%, 06/15/26 ................. 702 681,091
7.88%, 04/15/27 ................. 286 277,413
6.00%, 02/15/28 ................. 392 362,490
BWX Technologies, Inc.
(b)
4.13%, 06/30/28 ................. 174 156,382
4.13%, 04/15/29 ................. 172 150,534
L3Harris Technologies, Inc., 3.85%, 06/15/23 795 790,331
Raytheon Technologies Corp., 3.13%, 05/04/27 18,116 16,869,943
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 800 762,000
Spirit AeroSystems, Inc.
(b)
7.50%, 04/15/25 ................. 34 33,597
9.38%, 11/30/29 ................. 214 225,278
TransDigm, Inc.
8.00%, 12/15/25
(b)
................ 906 919,400
6.25%, 03/15/26
(b)
................ 1,508 1,487,174
6.38%, 06/15/26 ................. 65 63,242

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
7.50%, 03/15/27 ................. USD 117 $ 115,761
4.63%, 01/15/29 ................. 30 26,378
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... 453 460,928
30,723,128
Airlines — 0.1%
Air Canada, 3.88%, 08/15/26
(b)
......... 361 319,749
Allegiant Travel Co., 7.25%, 08/15/27
(b)
... 105 99,872
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ 595 638,197
5.50%, 04/20/26 ................. 213 204,835
Avianca Midco 2 plc, 9.00%, 12/01/28
(b)
... 1,356 990,219
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... 242 219,010
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
274 272,031
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(b)
................ 181 181,949
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 773 735,830
Series 2020-1, Class A, 5.88%, 10/15/27 4,126 4,067,817
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. 382 354,086
4.63%, 04/15/29 ................. 270 235,088
8,318,683
Auto Components — 0.2%
Aptiv plc, 2.40%, 02/18/25 ........... 5,312 5,009,174
Clarios Global LP
(b)
6.75%, 05/15/25 ................. 1,359 1,362,141
6.25%, 05/15/26 ................. 134 130,985
Conti-Gummi Finance BV, 1.13%, 09/25/24
(d)
EUR 2,240 2,301,718
Goodyear Tire & Rubber Co. (The), 9.50%,
05/31/25 ..................... USD 123 126,383
Icahn Enterprises LP
4.75%, 09/15/24 ................. 181 173,534
6.25%, 05/15/26 ................. 295 283,465
5.25%, 05/15/27 ................. 82 75,079
4.38%, 02/01/29 ................. 51 43,128
ZF Finance GmbH, 3.00%, 09/21/25
(d)
.... EUR 2,700 2,655,420
12,161,027
Automobiles — 1.0%
BMW Finance NV, 0.00%, 04/14/23
(d)
..... 6,120 6,509,227
Hyundai Capital America
(b)
1.65%, 09/17/26 ................. USD 8,000 7,031,028
2.38%, 10/15/27 ................. 505 432,044
1.80%, 01/10/28 ................. 497 407,588
Mercedes-Benz Finance North America LLC,
5.50%, 11/27/24
(b)
............... 11,110 11,172,796
Mercedes-Benz International Finance BV,
0.25%, 11/06/23
(d)
............... EUR 1,970 2,059,475
Nissan Motor Acceptance Co. LLC, 1.85%,
09/16/26
(b)
.................... USD 433 361,485
Nissan Motor Co. Ltd.
3.04%, 09/15/23
(b)
................ 12,483 12,230,485
3.52%, 09/17/25
(b)
................ 10,047 9,332,650
2.65%, 03/17/26
(d)
................ EUR 2,440 2,420,916
4.35%, 09/17/27
(b)
................ USD 5,300 4,805,753
Stellantis NV, 3.38%, 07/07/23
(d)
........ EUR 3,250 3,483,756
60,247,203
Banks — 7.2%
Australia & New Zealand Banking Group Ltd.,
5.09%, 12/08/25 ................ USD 13,000 13,052,174
Banco Bradesco SA, 2.85%, 01/27/23
(b)
... 19,500 19,369,594
Banco de Sabadell SA
(d)
0.88%, 07/22/25 ................. EUR 1,500 1,464,151
Security
Par (000)
Par (000) Value
Banks (continued)
(EUR Swap Annual 1 Year + 0.97%),
0.63%, 11/07/25
(a)
.............. EUR 1,900 $ 1,890,224
(EUR Swap Annual 1 Year + 1.55%),
1.13%, 03/11/27
(a)
.............. 700 669,724
Banco do Brasil SA, 4.75%, 03/20/24
(d)
.... USD 420 412,991
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
408 325,712
Banco Santander SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 1 Year +
0.90%), 1.72%, 09/14/27
(a)
.......... 3,000 2,562,499
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.28%, 01/29/31
(a)(b)(d)
...... 434 384,090
Bank of America Corp.
(a)
(LIBOR USD 3 Month + 0.78%), 3.55%,
03/05/24 .................... 5,497 5,476,309
(SOFR 1 Day + 0.41%), 0.52%, 06/14/24 1,125 1,098,237
(SOFR 1 Day + 0.67%), 1.84%, 02/04/25 15,810 15,158,161
(SOFR 1 Day + 0.91%), 0.98%, 09/25/25 11,863 10,918,417
(SOFR 1 Day + 0.65%), 1.53%, 12/06/25 8,592 7,924,405
(SOFR 1 Day + 1.15%), 1.32%, 06/19/26 9,487 8,542,996
(SOFR 1 Day + 1.75%), 4.83%, 07/22/26 3,520 3,478,868
(SOFR 1 Day + 1.01%), 1.20%, 10/24/26 5,940 5,280,838
Series N, (SOFR 1 Day + 0.91%), 1.66%,
03/11/27 .................... 1,829 1,618,123
(SOFR 1 Day + 0.96%), 1.73%, 07/22/27 8,325 7,293,669
(LIBOR USD 3 Month + 1.58%), 3.82%,
01/20/28 .................... 1,285 1,199,054
(SOFR 1 Day + 1.99%), 6.20%, 11/10/28 3,038 3,136,649
Bank of Nova Scotia (The), 5.25%, 12/06/24 10,000 10,018,451
Banque Federative du Credit Mutuel SA
(d)
2.63%, 03/18/24 ................. EUR 500 531,425
0.75%, 06/08/26 ................. 1,700 1,644,838
Barclays plc
(LIBOR USD 3 Month + 1.61%), 3.93%,
05/07/25
(a)
................... USD 7,764 7,529,041
4.38%, 01/12/26 ................. 1,948 1,885,062
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.65%),
5.50%, 08/09/28
(a)
.............. 16,460 15,942,117
Citigroup, Inc.
(a)
(SOFR 1 Day + 0.67%), 0.98%, 05/01/25 13,490 12,632,586
(SOFR 1 Day + 1.55%), 5.61%, 09/29/26 985 989,213
(SOFR 1 Day + 0.77%), 1.46%, 06/09/27 31,455 27,284,313
Commerzbank AG, (EURIBOR 3 Month +
1.30%), 0.75%, 03/24/26
(a)(d)
......... EUR 800 782,456
Credit Mutuel Arkea SA, 0.01%, 01/28/26
(d)
. 2,700 2,565,442
Danske Bank A/S
(a)(b)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%),
0.98%, 09/10/25 ............... USD 9,415 8,595,830
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%),
1.62%, 09/11/26 ............... 10,520 9,265,341
First-Citizens Bank & Trust Co., (SOFR 1 Day +
3.83%), 3.93%, 06/19/24
(a)
.......... 4,726 4,684,932
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
...... 401 324,008
HSBC Holdings plc
(a)
(SOFR 1 Day + 1.43%), 3.00%, 03/10/26 7,360 6,917,483
(SOFR 1 Day + 1.10%), 2.25%, 11/22/27 499 432,157
(LIBOR USD 3 Month + 1.55%), 4.04%,
03/13/28 .................... 2,302 2,121,375
(SOFR 1 Day + 3.35%), 7.39%, 11/03/28 10,231 10,752,273
ING Groep NV
1.00%, 09/20/23
(d)
................ EUR 4,500 4,747,660
(EURIBOR 3 Month + 0.60%), 0.10%,
09/03/25
(a)(d)
.................. 1,700 1,701,229

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
(SOFR 1 Day + 1.01%), 1.73%, 04/01/27
(a)
USD 4,152 $ 3,664,052
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
330 316,759
JPMorgan Chase & Co.
1.50%, 01/27/25
(d)
................ EUR 1,855 1,920,213
(SOFR 1 Day + 0.54%), 0.82%, 06/01/25
(a)
USD 12,000 11,185,786
(SOFR 1 Day + 1.85%), 2.08%, 04/22/26
(a)
377 349,968
(SOFR 1 Day + 0.80%), 1.05%, 11/19/26
(a)
13,528 11,932,187
(SOFR 1 Day + 0.89%), 1.58%, 04/22/27
(a)
8,215 7,218,212
(SOFR 1 Day + 1.99%), 4.85%, 07/25/28
(a)
12,860 12,535,714
KBC Group NV, (EUR Swap Annual 5 Year +
1.10%), 0.50%, 12/03/29
(a)(d)
......... EUR 6,300 6,080,242
KeyBank NA, 4.15%, 08/08/25 ......... USD 1,915 1,870,922
Mitsubishi UFJ Financial Group, Inc.
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%),
4.79%, 07/18/25 ............... 8,120 8,039,065
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%),
4.08%, 04/19/28 ............... 4,400 4,147,935
Mizuho Financial Group, Inc.
0.52%, 06/10/24
(d)
................ EUR 4,565 4,678,850
3.66%, 02/28/27 ................. USD 1,085 1,005,684
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%),
1.23%, 05/22/27
(a)
.............. 1,759 1,523,561
National Australia Bank Ltd., 3.91%, 06/09/27 335 321,105
NatWest Group plc
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24 ............... 9,520 9,383,656
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.64%, 06/14/27 ............... 12,340 10,679,794
NatWest Markets plc
0.13%, 06/18/26
(d)
................ EUR 4,200 3,921,180
1.60%, 09/29/26
(b)
................ USD 7,865 6,829,142
Nordea Bank Abp
(b)
1.50%, 09/30/26 ................. 11,300 9,757,537
5.38%, 09/22/27 ................. 398 399,836
PSA Banque France SA, 0.00%, 01/22/25
(d)
. EUR 2,100 2,070,820
Royal Bank of Canada, 6.00%, 11/01/27 ... USD 8,000 8,339,525
Santander Holdings USA, Inc., 3.50%, 06/07/24 3,000 2,914,553
Santander UK Group Holdings plc, (LIBOR
USD 3 Month + 1.08%), 3.37%, 01/05/24
(a)
3,715 3,715,000
Societe Generale SA, (EUR Swap Annual 5
Year + 0.90%), 1.38%, 02/23/28
(a)(d)
.... EUR 10,100 10,696,618
Standard Chartered plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 1 Year
+ 0.78%), 0.99%, 01/12/25
(a)(b)
....... USD 2,770 2,613,907
Svenska Handelsbanken AB, (US Treasury
Yield Curve Rate T Note Constant Maturity 1
Year + 0.63%), 1.42%, 06/11/27
(a)(b)
.... 6,981 6,114,343
Swedbank AB, 5.34%, 09/20/27
(b)
....... 8,630 8,558,714
Toronto-Dominion Bank (The), 0.38%,
04/25/24
(d)
.................... EUR 2,625 2,704,284
UniCredit SpA, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year + 2.30%),
2.57%, 09/22/26
(a)(b)
.............. USD 1,874 1,659,472
US Bancorp
(SOFR 1 Day + 1.66%), 4.55%, 07/22/28
(a)
5,857 5,720,004
1.38%, 07/22/30 ................. 838 647,686
Virgin Money UK plc, (EUR Swap Annual 1
Year + 0.85%), 0.38%, 05/27/24
(a)(d)
.... EUR 2,350 2,466,781
Wells Fargo & Co.
(a)
(SOFR 1 Day + 1.32%), 3.91%, 04/25/26 USD 9,540 9,271,995
Security
Par (000)
Par (000) Value
Banks (continued)
(SOFR 1 Day + 1.51%), 3.53%, 03/24/28 USD 18,738 $ 17,351,406
445,210,625
Beverages — 0.2%
Asahi Group Holdings Ltd.
(d)
0.01%, 04/19/24 ................. EUR 2,062 2,106,343
0.16%, 10/23/24 ................. 1,200 1,203,994
1.15%, 09/19/25 ................. 1,700 1,692,410
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 USD 410 308,346
Pernod Ricard SA, 0.00%, 10/24/23
(d)
.... EUR 3,600 3,759,846
9,070,939
Biotechnology — 0.5%
AbbVie, Inc.
1.50%, 11/15/23 ................. 5,760 6,084,167
1.25%, 06/01/24 ................. 1,305 1,355,536
2.95%, 11/21/26 ................. USD 9,148 8,507,495
Amgen, Inc., 2.60%, 08/19/26 ......... 622 574,707
Gilead Sciences, Inc.
2.95%, 03/01/27 ................. 10,143 9,435,734
1.20%, 10/01/27 ................. 2,137 1,812,272
27,769,911
Building Products — 0.1%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
.................... 464 432,680
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
.................... 141 129,386
CRH Finland Services OYJ, 0.88%, 11/05/23
(d)
EUR 1,670 1,752,485
JELD-WEN, Inc., 6.25%, 05/15/25
(b)
..... USD 129 120,659
Masonite International Corp., 5.38%, 02/01/28
(b)
23 21,266
New Enterprise Stone & Lime Co., Inc., 5.25%,
07/15/28
(b)
.................... 111 98,565
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(b)
.................... 640 572,608
Standard Industries, Inc.
(b)
5.00%, 02/15/27 ................. 26 23,991
4.75%, 01/15/28 ................. 732 658,719
3,810,359
Capital Markets — 3.0%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
.................... 192 192,960
Bank of New York Mellon (The), (SOFR 1 Day
+ 0.80%), 5.22%, 11/21/25
(a)
......... 10,200 10,226,803
Bank of New York Mellon Corp. (The), (SOFR 1
Day + 1.35%), 4.41%, 07/24/26
(a)
...... 1,678 1,652,418
Blackstone Private Credit Fund
3.25%, 03/15/27 ................. 15,000 12,629,422
4.00%, 01/15/29 ................. 8,995 7,421,106
Charles Schwab Corp. (The)
3.20%, 03/02/27 ................. 605 568,065
3.30%, 04/01/27 ................. 6,918 6,540,633
Deutsche Bank AG
(a)
(SOFR 1 Day + 1.13%), 1.45%, 04/01/25 7,780 7,225,680
(EURIBOR 3 Month + 1.60%), 1.00%,
11/19/25
(d)
................... EUR 2,700 2,697,165
(SOFR 1 Day + 2.58%), 3.96%, 11/26/25 USD 454 433,826
(SOFR 1 Day + 3.19%), 6.12%, 07/14/26 9,670 9,605,299
(SOFR 1 Day + 1.32%), 2.55%, 01/07/28 13,645 11,598,858
(EURIBOR 3 Month + 1.38%), 1.88%,
02/23/28
(d)
................... EUR 3,400 3,182,136
Goldman Sachs Group, Inc. (The)
(a)
(SOFR 1 Day + 0.51%), 0.66%, 09/10/24 USD 4,800 4,617,775
(SOFR 1 Day + 0.80%), 1.43%, 03/09/27 7,500 6,576,809
(SOFR 1 Day + 0.91%), 1.95%, 10/21/27 2,905 2,540,088
(SOFR 1 Day + 1.11%), 2.64%, 02/24/28 12,845 11,437,000
(SOFR 1 Day + 1.85%), 3.62%, 03/15/28 5,825 5,425,764

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Intercontinental Exchange, Inc., 2.10%,
06/15/30 ..................... USD 395 $ 322,252
Morgan Stanley
(a)
(SOFR 1 Day + 0.47%), 4.79%, 11/10/23 9,300 9,272,707
(SOFR 1 Day + 0.46%), 0.53%, 01/25/24 20,515 20,377,394
(SOFR 1 Day + 0.62%), 0.73%, 04/05/24 10,725 10,571,176
(SOFR 1 Day + 0.53%), 0.79%, 05/30/25 1,395 1,296,923
(SOFR 1 Day + 0.88%), 1.59%, 05/04/27 4,773 4,187,040
(SOFR 1 Day + 0.86%), 1.51%, 07/20/27 2,693 2,336,953
(SOFR 1 Day + 2.24%), 6.30%, 10/18/28 11,881 12,264,810
Nomura Holdings, Inc.
2.65%, 01/16/25 ................. 710 670,368
5.10%, 07/03/25 ................. 766 757,569
OWL Rock Core Income Corp.
3.13%, 09/23/26 ................. 32 27,231
7.75%, 09/16/27
(b)
................ 241 240,220
State Street Corp., (SOFR 1 Day + 0.94%),
2.35%, 11/01/25
(a)
............... 969 924,190
UBS AG, 0.75%, 04/21/23
(d)
.......... EUR 4,405 4,693,614
UBS Group AG
(a)
(EUR Swap Annual 1 Year + 0.55%),
0.25%, 01/29/26
(d)
.............. 2,640 2,591,487
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%),
1.36%, 01/30/27
(b)
.............. USD 2,110 1,847,835
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.49%, 08/10/27
(b)
.............. 7,780 6,693,599
Volvo Treasury AB, 0.00%, 02/11/23
(d)
.... EUR 940 1,004,009
184,651,184
Chemicals — 0.3%
Air Products & Chemicals, Inc., 1.50%,
10/15/25 ..................... USD 865 796,140
Alpek SAB de CV, 3.25%, 02/25/31
(b)
..... 200 166,162
Arkema SA, 0.13%, 10/14/26
(d)
......... EUR 800 752,446
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 ................. USD 449 415,055
3.38%, 02/15/29 ................. 652 538,008
BASF SE, 0.10%, 06/05/23
(d)
.......... EUR 3,500 3,707,528
Covestro AG, 0.88%, 02/03/26
(d)
........ 1,430 1,398,247
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. USD 911 774,350
Equate Petrochemical BV, 4.25%, 11/03/26
(b)
328 312,994
Gates Global LLC, 6.25%, 01/15/26
(b)
..... 104 100,360
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 253 189,095
LYB International Finance III LLC, 1.25%,
10/01/25 ..................... 5,041 4,497,107
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
. 105 101,587
Sasol Financing USA LLC
4.38%, 09/18/26 ................. 391 345,498
5.50%, 03/18/31 ................. 669 541,597
Sherwin-Williams Co. (The), 4.25%, 08/08/25 1,809 1,777,431
WR Grace Holdings LLC, 4.88%, 06/15/27
(b)
639 566,237
16,979,842
Commercial Services & Supplies — 0.1%
ADT Security Corp. (The), 4.13%, 06/15/23 . 119 117,816
Allied Universal Holdco LLC
(b)
6.63%, 07/15/26 ................. 888 812,520
4.63%, 06/01/28 ................. 915 748,300
APX Group, Inc., 6.75%, 02/15/27
(b)
...... 238 229,087
Aramark Services, Inc.
(b)
5.00%, 04/01/25 ................. 40 39,031
6.38%, 05/01/25 ................. 286 282,485
5.00%, 02/01/28 ................. 254 236,966
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 40 39,273
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Clean Harbors, Inc., 4.88%, 07/15/27
(b)
.... USD 316 $ 299,410
Garda World Security Corp., 4.63%, 02/15/27
(b)
126 111,255
GFL Environmental, Inc.
(b)
3.75%, 08/01/25 ................. 122 115,290
5.13%, 12/15/26 ................. 300 286,892
4.00%, 08/01/28 ................. 433 370,215
3.50%, 09/01/28 ................. 2 1,759
Iliad Holding SASU, 7.00%, 10/15/28
(b)
.... 644 582,041
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 81 72,090
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
. 98 92,365
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 ................. 81 79,567
3.38%, 08/31/27 ................. 221 190,764
6.25%, 01/15/28 ................. 185 168,379
4,875,505
Communications Equipment — 0.0%
(b)
CommScope Technologies LLC, 6.00%,
06/15/25 ..................... 88 80,080
CommScope, Inc.
6.00%, 03/01/26 ................. 332 306,400
8.25%, 03/01/27 ................. 36 27,900
Viasat, Inc., 5.63%, 04/15/27 .......... 217 197,112
Viavi Solutions, Inc., 3.75%, 10/01/29 .... 126 105,897
717,389
Construction & Engineering — 0.2%
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 242 209,858
Cellnex Finance Co. SA, 2.25%, 04/12/26
(d)
. EUR 2,300 2,266,894
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. USD 35 30,464
Heathrow Funding Ltd., 1.50%, 10/12/25
(d)
. EUR 6,045 6,012,513
Mexico City Airport Trust, 4.25%, 10/31/26
(b)
USD 600 569,737
9,089,466
Construction Materials — 0.0%
Holcim Finance Luxembourg SA, 0.13%,
07/19/27
(d)
.................... EUR 1,900 1,720,169
Consumer Finance — 2.8%
AerCap Ireland Capital DAC
2.88%, 08/14/24 ................. USD 8,150 7,716,290
1.65%, 10/29/24 ................. 850 784,040
2.45%, 10/29/26 ................. 10,210 8,928,050
American Express Co., 2.55%, 03/04/27 ... 10,216 9,293,528
Capital One Financial Corp.
(a)
(SOFR 1 Day + 0.69%), 5.00%, 12/06/24 10,000 9,809,150
(SOFR 1 Day + 1.29%), 2.64%, 03/03/26 7,402 6,933,057
(SOFR 1 Day + 0.86%), 1.88%, 11/02/27 7,010 6,104,966
(SOFR 1 Day + 2.06%), 4.93%, 05/10/28 11,725 11,351,057
FCA Bank SpA
(d)
0.50%, 09/18/23 ................. EUR 2,474 2,592,367
0.13%, 11/16/23 ................. 810 841,127
0.00%, 04/16/24 ................. 1,250 1,273,279
Ford Motor Credit Co. LLC
3.37%, 11/17/23 ................. USD 7,087 6,911,855
5.13%, 06/16/25 ................. 239 229,761
4.13%, 08/04/25 ................. 370 346,316
2.70%, 08/10/26 ................. 2,860 2,483,624
4.27%, 01/09/27 ................. 200 180,896
4.95%, 05/28/27 ................. 200 186,580
4.13%, 08/17/27 ................. 200 179,000
3.82%, 11/02/27 ................. 200 175,778
2.90%, 02/16/28 ................. 292 241,168
5.11%, 05/03/29 ................. 390 353,162
General Motors Financial Co., Inc.
4.00%, 01/15/25 ................. 3,800 3,687,113

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
4.35%, 04/09/25 ................. USD 1,773 $ 1,724,820
6.05%, 10/10/25 ................. 8,106 8,244,962
0.85%, 02/26/26
(d)
................ EUR 6,700 6,415,511
4.00%, 10/06/26 ................. USD 609 573,225
2.35%, 02/26/27 ................. 6,016 5,253,862
John Deere Capital Corp.
4.05%, 09/08/25 ................. 6,710 6,603,909
4.15%, 09/15/27 ................. 1,435 1,407,333
Navient Corp.
7.25%, 09/25/23 ................. 38 37,969
6.13%, 03/25/24 ................. 181 177,311
OneMain Finance Corp.
6.88%, 03/15/25 ................. 182 174,843
3.50%, 01/15/27 ................. 146 120,883
6.63%, 01/15/28 ................. 147 135,362
SLM Corp., 3.13%, 11/02/26 .......... 108 91,849
Synchrony Financial
4.88%, 06/13/25 ................. 6,831 6,655,848
4.50%, 07/23/25 ................. 12,244 11,736,593
Toyota Motor Credit Corp.
4.40%, 09/20/24 ................. 16,503 16,347,316
5.40%, 11/10/25 ................. 1,100 1,116,919
Toyota Motor Finance Netherlands BV, 0.00%,
10/27/25
(d)
.................... EUR 1,960 1,909,599
Volkswagen Bank GmbH
(d)
1.88%, 01/31/24 ................. 7,000 7,335,944
2.50%, 07/31/26 ................. 2,300 2,295,818
Volkswagen Financial Services AG, 0.88%,
01/31/28
(d)
.................... 2,270 2,014,366
Volkswagen Leasing GmbH
(d)
1.00%, 02/16/23 ................. 9,800 10,463,387
0.38%, 07/20/26 ................. 1,020 944,943
172,384,736
Containers & Packaging — 0.5%
Ardagh Metal Packaging Finance USA LLC
(b)
6.00%, 06/15/27 ................. USD 821 803,714
3.25%, 09/01/28 ................. 200 169,889
4.00%, 09/01/29 ................. 200 158,505
Ball Corp., 5.25%, 07/01/25 .......... 12,214 12,054,574
Canpack SA, 3.13%, 11/01/25
(b)
........ 200 174,063
Clydesdale Acquisition Holdings, Inc., 6.63%,
04/15/29
(b)
.................... 363 345,122
Crown Americas LLC, 4.75%, 02/01/26 ... 162 157,262
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 165 169,869
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
... 409 329,245
LABL, Inc., 5.88%, 11/01/28
(b)
......... 146 127,205
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
............... 255 247,949
SAN Miguel Industrias Pet SA, 3.50%,
08/02/28
(b)
.................... 757 640,517
Sealed Air Corp.
(b)
5.13%, 12/01/24 ................. 5,330 5,236,725
4.00%, 12/01/27 ................. 259 234,948
SIG Combibloc PurchaseCo SARL, 2.13%,
06/18/25
(d)
.................... EUR 1,295 1,330,717
Silgan Holdings, Inc., 4.13%, 02/01/28 .... USD 41 37,931
Sonoco Products Co., 2.25%, 02/01/27 ... 6,640 5,904,189
Trivium Packaging Finance BV, 5.50%,
08/15/26
(b)(c)
................... 747 684,951
28,807,375
Distributors — 0.0%
American Builders & Contractors Supply Co.,
Inc., 4.00%, 01/15/28
(b)
............ 24 21,413
Security
Par (000)
Par (000) Value
Diversified Consumer Services — 0.0%
(b)
Graham Holdings Co., 5.75%, 06/01/26 ... USD 135 $ 132,651
Sotheby's
7.38%, 10/15/27 ................. 738 691,971
5.88%, 06/01/29 ................. 200 167,940
992,562
Diversified Financial Services — 0.4%
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. 396 323,029
LSEGA Financing plc, 1.38%, 04/06/26
(b)
.. 11,120 9,744,216
MPH Acquisition Holdings LLC, 5.50%,
09/01/28
(b)
.................... 97 75,670
NTT Finance Corp., 4.37%, 07/27/27
(b)
.... 4,175 4,077,792
Operadora de Servicios Mega SA de CV Sofom
ER, 8.25%, 02/11/25
(b)
............ 286 141,445
RMIT Cash Management LLC, Series 2021-3,
3.88%, 10/17/33
(b)(e)
.............. 4,470 3,815,145
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 ................. 83 82,678
7.38%, 09/01/25 ................. 102 98,026
11.25%, 12/15/27 ................ 41 42,219
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 244 230,529
Siemens Financieringsmaatschappij NV,
0.38%, 09/06/23
(d)
............... EUR 5,710 6,032,736
24,663,485
Diversified Telecommunication Services — 0.6%
Altice France SA
(b)
8.13%, 02/01/27 ................. USD 375 341,580
5.50%, 01/15/28 ................. 299 234,153
5.13%, 01/15/29 ................. 404 303,772
AT&T, Inc.
1.05%, 09/05/23 ................. EUR 3,815 4,029,943
1.70%, 03/25/26 ................. USD 12,558 11,317,232
CCO Holdings LLC
(b)
5.13%, 05/01/27 ................. 372 346,730
5.00%, 02/01/28 ................. 645 585,654
5.38%, 06/01/29 ................. 879 794,853
6.38%, 09/01/29 ................. 375 352,402
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... 244 189,603
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. 252 233,999
5.00%, 05/01/28 ................. 391 340,960
Iliad Holding SASU, 6.50%, 10/15/26
(b)
.... 400 370,982
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. 193 163,082
4.63%, 09/15/27 ................. 178 148,185
4.25%, 07/01/28 ................. 202 159,116
3.63%, 01/15/29 ................. 17 12,448
3.88%, 11/15/29 ................. 14 11,048
Lumen Technologies, Inc.
(b)
4.00%, 02/15/27 ................. 684 579,658
4.50%, 01/15/29 ................. 90 62,119
Sprint Capital Corp., 6.88%, 11/15/28 ..... 810 840,731
Telecom Italia SpA, 5.30%, 05/30/24
(b)
.... 447 423,506
Verizon Communications, Inc.
4.13%, 03/16/27 ................. 378 368,150
2.10%, 03/22/28 ................. 15,942 13,835,714
Virgin Media Secured Finance plc, 5.50%,
05/15/29
(b)
.................... 368 329,647
Zayo Group Holdings, Inc., 4.00%, 03/01/27
(b)
1,692 1,249,660
37,624,927
Electric Utilities — 1.2%
AES Panama Generation Holdings SRL,
4.38%, 05/31/30
(d)
............... 308 265,612
Alliant Energy Finance LLC, 3.75%, 06/15/23
(b)
8,085 8,028,951

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Duke Energy Corp., 5.00%, 12/08/25 ..... USD 7,850 $ 7,832,989
Edison International, 4.70%, 08/15/25 .... 11,624 11,373,549
Enel Finance International NV, 0.00%,
06/17/24
(d)
.................... EUR 5,190 5,285,187
ESB Finance DAC, 3.49%, 01/12/24
(d)
.... 2,185 2,343,144
Eversource Energy, 2.90%, 03/01/27 ..... USD 9,700 8,930,768
Exelon Corp., 2.75%, 03/15/27
(b)
........ 1,849 1,695,689
FirstEnergy Corp., Series B, 4.40%, 07/15/27
(c)
470 437,217
Kallpa Generacion SA, 4.88%, 05/24/26
(d)
.. 441 421,100
NextEra Energy Operating Partners LP, 4.25%,
07/15/24
(b)
.................... 106 102,820
NRG Energy, Inc.
6.63%, 01/15/27 ................. 156 154,682
5.75%, 01/15/28 ................. 45 42,240
5.25%, 06/15/29
(b)
................ 26 22,951
Pacific Gas & Electric Co., 3.45%, 07/01/25 . 4,820 4,562,883
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 265 237,608
Southern Co. (The), 4.48%, 08/01/24
(c)
.... 12,464 12,307,832
Texas Electric Market Stabilization Funding N
LLC, Series A-1, 4.27%, 08/01/34
(b)
.... 5,823 5,527,017
Virginia Electric & Power Co., Series B, 3.75%,
05/15/27 ..................... 5,695 5,434,884
Vistra Operations Co. LLC, 5.63%, 02/15/27
(b)
374 354,800
75,361,923
Electrical Equipment — 0.1%
Schneider Electric SE, 0.25%, 09/09/24
(d)
.. EUR 2,900 2,949,748
Sensata Technologies BV
(b)
5.00%, 10/01/25 ................. USD 239 233,410
4.00%, 04/15/29 ................. 340 293,250
Vertiv Group Corp., 4.13%, 11/15/28
(b)
.... 356 302,600
3,779,008
Electronic Equipment, Instruments & Components — 0.2%
CDW LLC, 4.13%, 05/01/25 .......... 11,259 10,933,390
Energy Equipment & Services — 0.0%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 449 428,645
6.25%, 04/01/28 ................. 258 236,073
Enerflex Ltd., 9.00%, 10/15/27
(b)
........ 110 109,697
Nabors Industries, Inc., 7.38%, 05/15/27
(b)
.. 284 275,109
Precision Drilling Corp., 6.88%, 01/15/29
(b)
. 9 8,379
USA Compression Partners LP
6.88%, 04/01/26 ................. 677 649,439
6.88%, 09/01/27 ................. 88 82,280
Weatherford International Ltd.
(b)
11.00%, 12/01/24 ................ 6 6,120
6.50%, 09/15/28 ................. 123 120,577
1,916,319
Entertainment — 0.2%
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
.................... 252 146,109
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 ................. 65 62,936
6.50%, 05/15/27 ................. 420 410,991
4.75%, 10/15/27 ................. 105 93,484
3.75%, 01/15/28 ................. 305 259,884
Netflix, Inc., 4.38%, 11/15/26 .......... 10,000 9,625,000
TWDC Enterprises 18 Corp., 1.85%, 07/30/26 1,061 958,806
Walt Disney Co. (The), 3.35%, 03/24/25 ... 1,021 988,929
12,546,139
Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.
1.60%, 04/15/26 ................. 8,165 7,259,409
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
0.45%, 01/15/27 ................. EUR 4,705 $ 4,315,185
0.40%, 02/15/27 ................. 6,320 5,777,626
3.65%, 03/15/27 ................. USD 2,140 1,998,718
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 121 101,134
Crown Castle, Inc., 1.05%, 07/15/26 ..... 7,936 6,856,734
Digital Dutch Finco BV, 0.63%, 07/15/25
(d)
.. EUR 6,335 6,064,115
Equinix, Inc.
1.45%, 05/15/26 ................. USD 7,226 6,352,628
1.80%, 07/15/27 ................. 10,519 9,003,698
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 195 161,249
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 146 126,845
Healthpeak Properties, Inc., 1.35%, 02/01/27 4,255 3,683,215
Iron Mountain, Inc., 5.00%, 07/15/28
(b)
.... 327 293,705
MPT Operating Partnership LP
5.25%, 08/01/26 ................. 258 234,973
5.00%, 10/15/27 ................. 346 290,823
4.63%, 08/01/29 ................. 114 86,935
Nationwide Health Properties, Inc., 6.59%,
07/07/38 ..................... 1,400 1,408,050
Realty Income Corp., 3.00%, 01/15/27 .... 395 365,158
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 200 181,002
4.50%, 02/15/29
(b)
................ 200 172,519
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
.. 166 147,838
SBA Communications Corp.
3.88%, 02/15/27 ................. 313 282,800
3.13%, 02/01/29 ................. 276 229,491
Simon Property Group LP
3.50%, 09/01/25 ................. 722 691,485
3.30%, 01/15/26 ................. 817 775,260
Trust Fibra Uno, 5.25%, 01/30/26
(b)
...... 345 333,529
Uniti Group LP, 4.75%, 04/15/28
(b)
....... 261 208,800
VICI Properties LP, 4.38%, 05/15/25 ..... 8,105 7,860,455
65,263,379
Food & Staples Retailing — 0.3%
(b)
7-Eleven, Inc., 0.80%, 02/10/24 ........ 21,115 20,093,466
Albertsons Cos., Inc.
4.63%, 01/15/27 ................. 375 348,326
5.88%, 02/15/28 ................. 173 164,468
3.50%, 03/15/29 ................. 142 119,137
Performance Food Group, Inc., 5.50%,
10/15/27 ..................... 227 214,098
United Natural Foods, Inc., 6.75%, 10/15/28 38 36,511
US Foods, Inc.
6.25%, 04/15/25 ................. 220 217,697
4.75%, 02/15/29 ................. 54 47,948
21,241,651
Food Products — 0.2%
Chobani LLC, 4.63%, 11/15/28
(b)
........ 535 465,776
Darling Ingredients, Inc., 5.25%, 04/15/27
(b)
. 268 257,907
General Mills, Inc.
5.24%, 11/18/25 ................. 3,665 3,674,126
0.45%, 01/15/26 ................. EUR 1,420 1,383,691
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(b)
USD 335 317,413
Louis Dreyfus Co. Finance BV, 2.38%,
11/27/25
(d)
.................... EUR 3,500 3,564,585
Post Holdings, Inc., 5.75%, 03/01/27
(b)
.... USD 88 85,103
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. 208 169,323
Viterra Finance BV, 0.38%, 09/24/25
(d)
.... EUR 3,350 3,188,950
13,106,874

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Gas Utilities — 0.1%
ONE Gas, Inc., 1.10%, 03/11/24 ........ USD 5,655 $ 5,422,379
Promigas SA ESP
3.75%, 10/16/29
(d)
................ 442 359,677
3.75%, 10/16/29
(b)
................ 400 325,500
Redexis Gas Finance BV, 1.88%, 05/28/25
(d)
EUR 900 909,969
Snam SpA, 0.00%, 08/15/25
(d)
......... 1,400 1,359,116
8,376,641
Health Care Equipment & Supplies — 0.5%
American Medical Systems Europe BV, 1.38%,
03/08/28 ..................... 3,191 3,015,986
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
.. USD 620 563,357
Becton Dickinson and Co.
1.40%, 05/24/23 ................. EUR 1,325 1,411,950
0.03%, 08/13/25 ................. 2,460 2,393,123
Becton Dickinson Euro Finance SARL, 1.21%,
06/04/26 ..................... 1,935 1,896,770
GE HealthCare Technologies, Inc., 5.60%,
11/15/25
(b)
.................... USD 15,130 15,223,218
Medline Borrower LP, 3.88%, 04/01/29
(b)
... 473 381,219
Medtronic Global Holdings SCA
0.38%, 03/07/23 ................. EUR 4,330 4,617,519
0.00%, 10/15/25 ................. 2,380 2,315,043
Teleflex, Inc.
4.63%, 11/15/27 ................. USD 20 19,062
4.25%, 06/01/28
(b)
................ 277 252,862
32,090,109
Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc., 5.00%, 04/15/29
(b)
23 21,153
Centene Corp., 2.45%, 07/15/28 ........ 1,493 1,260,167
Cigna Corp.
4.13%, 11/15/25 ................. 326 318,513
3.40%, 03/01/27 ................. 350 328,294
Community Health Systems, Inc.
(b)
5.63%, 03/15/27 ................. 66 56,592
6.00%, 01/15/29 ................. 146 122,126
CVS Health Corp.
1.30%, 08/21/27 ................. 4,565 3,864,888
4.30%, 03/25/28 ................. 2,740 2,650,245
Elevance Health, Inc.
5.35%, 10/15/25 ................. 4,307 4,354,672
3.65%, 12/01/27 ................. 16,435 15,496,704
Encompass Health Corp., 4.50%, 02/01/28 . 402 365,177
Fresenius Finance Ireland plc, 0.00%,
10/01/25
(d)
.................... EUR 2,830 2,701,202
HCA, Inc.
5.38%, 02/01/25 ................. USD 14,000 13,983,050
5.25%, 04/15/25 ................. 7,000 6,959,212
7.69%, 06/15/25 ................. 655 686,553
5.88%, 02/15/26 ................. 11,013 11,082,495
5.38%, 09/01/26 ................. 3,827 3,784,432
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 248 216,727
Legacy LifePoint Health LLC, 6.75%,
04/15/25
(b)
.................... 242 227,744
Molina Healthcare, Inc., 4.38%, 06/15/28
(b)
. 345 314,844
PeaceHealth Obligated Group, Series 2020,
1.38%, 11/15/25 ................ 2,185 1,958,302
Tenet Healthcare Corp.
4.63%, 07/15/24 ................. 124 120,932
4.63%, 09/01/24
(b)
................ 277 269,038
4.88%, 01/01/26
(b)
................ 243 229,791
6.25%, 02/01/27
(b)
................ 169 162,326
4.63%, 06/15/28
(b)
................ 128 114,527
UnitedHealth Group, Inc.
5.15%, 10/15/25 ................. 1,660 1,678,933
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
3.10%, 03/15/26 ................. USD 1,210 $ 1,151,328
74,479,967
Health Care Technology — 0.0%
IQVIA, Inc., 5.00%, 05/15/27
(b)
......... 523 498,576
Hotels, Restaurants & Leisure — 0.2%
1011778 BC ULC
(b)
3.88%, 01/15/28 ................. 206 184,276
4.38%, 01/15/28 ................. 455 407,410
Booking Holdings, Inc., 0.10%, 03/08/25 ... EUR 3,610 3,573,573
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... USD 189 167,273
Caesars Entertainment, Inc., 6.25%, 07/01/25
(b)
1,063 1,032,891
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 220 215,359
Carnival Corp.
(b)
10.50%, 02/01/26 ................ 216 217,028
7.63%, 03/01/26 ................. 65 51,519
5.75%, 03/01/27 ................. 122 87,113
9.88%, 08/01/27 ................. 176 166,320
4.00%, 08/01/28 ................. 91 74,202
6.00%, 05/01/29 ................. 256 170,594
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
.................... 605 621,099
Cedar Fair LP, 5.50%, 05/01/25
(b)
....... 229 226,508
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 610 578,008
4.75%, 01/15/28 ................. 440 393,743
Fertitta Entertainment LLC, 4.63%, 01/15/29
(b)
253 214,098
Hilton Domestic Operating Co., Inc.
(b)
5.38%, 05/01/25 ................. 288 285,064
3.75%, 05/01/29 ................. 134 115,910
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 186 177,040
Life Time, Inc., 5.75%, 01/15/26
(b)
....... 140 130,270
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
130 117,932
McDonald's Corp., 3.70%, 01/30/26 ...... 733 712,654
MGM Resorts International, 5.75%, 06/15/25 208 202,150
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 126 111,938
Royal Caribbean Cruises Ltd.
(b)
4.25%, 07/01/26 ................. 67 54,159
5.50%, 08/31/26 ................. 125 105,157
5.38%, 07/15/27 ................. 126 102,022
11.63%, 08/15/27 ................ 57 57,241
5.50%, 04/01/28 ................. 2 1,596
8.25%, 01/15/29 ................. 156 156,761
9.25%, 01/15/29 ................. 55 56,518
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
179 180,219
Station Casinos LLC, 4.50%, 02/15/28
(b)
... 190 165,183
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 111 111,000
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 216 194,934
Wynn Resorts Finance LLC
(b)
7.75%, 04/15/25 ................. 362 359,993
5.13%, 10/01/29 ................. 45 38,571
11,817,326
Household Durables — 0.2%
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(b)
.................... 292 228,160
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
123 105,549
DR Horton, Inc., 1.30%, 10/15/26 ....... 4,140 3,560,231
Meritage Homes Corp., 5.13%, 06/06/27 ... 183 172,058
Newell Brands, Inc., 4.45%, 04/01/26
(c)
.... 8,000 7,526,362
PulteGroup, Inc., 5.00%, 01/15/27 ....... 781 772,024
Taylor Morrison Communities, Inc., 5.88%,
06/15/27
(b)
.................... 97 93,132

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Household Durables (continued)
Tempur Sealy International, Inc., 4.00%,
04/15/29
(b)
.................... USD 310 $ 260,450
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .. 276 246,393
12,964,359
Household Products — 0.0%
Central Garden & Pet Co., 5.13%, 02/01/28 . 250 232,570
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31
(b)
.................... 305 249,338
481,908
Independent Power and Renewable Electricity Producers
— 0.2%
(b)
Alexander Funding Trust, 1.84%, 11/15/23 . 8,395 8,042,005
Calpine Corp., 5.13%, 03/15/28 ........ 348 310,518
Clearway Energy Operating LLC, 4.75%,
03/15/28 ..................... 208 191,973
Colbun SA, 3.15%, 01/19/32 .......... 765 643,221
9,187,717
Insurance — 0.4%
Alliant Holdings Intermediate LLC, 4.25%,
10/15/27
(b)
.................... 1,181 1,057,736
American International Group, Inc.
3.90%, 04/01/26 ................. 332 321,595
1.88%, 06/21/27 ................. EUR 3,300 3,183,758
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... USD 176 149,274
Aon Corp., 2.85%, 05/28/27 .......... 7,404 6,800,950
E.ON International Finance BV, 1.00%,
04/13/25
(d)
.................... EUR 300 304,532
Met Tower Global Funding, 3.70%, 06/13/25
(b)
USD 12,000 11,635,333
Metropolitan Life Global Funding I, 0.95%,
07/02/25
(b)
.................... 415 375,995
NFP Corp., 4.88%, 08/15/28
(b)
......... 768 653,795
24,482,968
Interactive Media & Services — 0.2%
Meta Platforms, Inc., 3.50%, 08/15/27 .... 12,962 12,080,586
Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc., 4.60%, 12/01/25 ..... 13,385 13,352,048
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 101 74,951
Go Daddy Operating Co. LLC, 3.50%,
03/01/29
(b)
.................... 159 133,113
Match Group Holdings II LLC, 4.63%,
06/01/28
(b)
.................... 426 379,762
13,939,874
IT Services — 0.5%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. 237 189,008
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
305 264,588
Block, Inc., 2.75%, 06/01/26 .......... 651 581,603
Booz Allen Hamilton, Inc., 3.88%, 09/01/28
(b)
336 297,683
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.. 200 181,026
Cablevision Lightpath LLC, 3.88%, 09/15/27
(b)
200 164,829
Capgemini SE, 0.63%, 06/23/25
(d)
....... EUR 2,400 2,398,509
Gartner, Inc., 4.50%, 07/01/28
(b)
........ USD 207 192,992
Global Payments, Inc.
1.20%, 03/01/26 ................. 19,724 17,192,568
2.15%, 01/15/27 ................. 2,570 2,241,943
International Business Machines Corp.
3.45%, 02/19/26 ................. 1,385 1,330,618
3.30%, 05/15/26 ................. 1,724 1,640,333
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
.................... 269 224,279
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
... 384 337,867
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
. 141 141,242
Twilio, Inc., 3.63%, 03/15/29 .......... 316 256,718
VeriSign, Inc., 5.25%, 04/01/25 ........ 1,523 1,519,021
Security
Par (000)
Par (000) Value
IT Services (continued)
Visa, Inc., 1.90%, 04/15/27 ........... USD 2,024 $ 1,822,763
30,977,590
Life Sciences Tools & Services — 0.2%
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(b)
............... 137 126,173
Danaher Corp., 1.70%, 03/30/24 ....... EUR 1,600 1,682,377
PRA Health Sciences, Inc., 2.88%, 07/15/26
(b)
USD 400 362,021
Syneos Health, Inc., 3.63%, 01/15/29
(b)
... 75 59,726
Thermo Fisher Scientific, Inc.
2.00%, 04/15/25 ................. EUR 2,550 2,645,121
4.80%, 11/21/27 ................. USD 7,690 7,714,958
12,590,376
Machinery — 0.2%
Daimler Trucks Finance North America LLC,
2.00%, 12/14/26
(b)
............... 1,440 1,268,774
EnPro Industries, Inc., 5.75%, 10/15/26 ... 156 151,320
Illinois Tool Works, Inc., 0.25%, 12/05/24 .. EUR 5,360 5,412,106
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
USD 131 115,116
Parker-Hannifin Corp., 2.70%, 06/14/24 ... 652 627,851
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
160 160,400
Terex Corp., 5.00%, 05/15/29
(b)
........ 141 126,724
Titan International, Inc., 7.00%, 04/30/28 .. 59 55,703
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
684 607,077
Traton Finance Luxembourg SA
(d)
0.00%, 06/14/24 ................. EUR 2,400 2,421,681
0.13%, 11/10/24 ................. 2,200 2,180,085
4.13%, 11/22/25 ................. 1,300 1,378,098
Wabash National Corp., 4.50%, 10/15/28
(b)
. USD 195 166,059
14,670,994
Media — 1.0%
Altice Financing SA, 5.00%, 01/15/28
(b)
.... 700 563,500
Charter Communications Operating LLC,
4.20%, 03/15/28 ................ 9,170 8,428,272
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 610 582,064
Clear Channel Outdoor Holdings, Inc., 5.13%,
08/15/27
(b)
.................... 854 739,991
Comcast Corp.
5.25%, 11/07/25 ................. 1,181 1,196,474
3.55%, 05/01/28 ................. 14,482 13,599,462
4.15%, 10/15/28 ................. 12,263 11,759,568
CSC Holdings LLC
5.25%, 06/01/24 ................. 705 656,366
5.38%, 02/01/28
(b)
................ 381 307,181
Directv Financing LLC, 5.88%, 08/15/27
(b)
.. 286 255,873
DISH DBS Corp.
(b)
5.25%, 12/01/26 ................. 585 492,766
5.75%, 12/01/28 ................. 197 157,231
DISH Network Corp., 11.75%, 11/15/27
(b)
.. 176 181,262
GCI LLC, 4.75%, 10/15/28
(b)
.......... 117 98,289
Informa plc
(d)
1.50%, 07/05/23 ................. EUR 2,951 3,128,402
2.13%, 10/06/25 ................. 9,855 10,015,491
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
.................... USD 502 469,370
MMS USA Holdings, Inc., 0.63%, 06/13/25
(d)
EUR 3,300 3,267,911
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. USD 388 349,296
4.25%, 01/15/29 ................. 111 92,100
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
... 274 201,308
Sinclair Television Group, Inc., 5.13%,
02/15/27
(b)
.................... 212 172,910
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 48 42,621

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Media (continued)
5.00%, 08/01/27 ................. USD 499 $ 461,256
4.00%, 07/15/28 ................. 117 101,825
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... 200 180,000
Univision Communications, Inc., 6.63%,
06/01/27
(b)
.................... 264 254,710
Videotron Ltd., 5.13%, 04/15/27
(b)
....... 240 226,687
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... 500 437,054
WPP Finance 2013, 3.00%, 11/20/23
(d)
.... EUR 3,960 4,233,471
Ziggo Bond Co. BV, 6.00%, 01/15/27
(b)
.... USD 300 279,126
62,931,837
Metals & Mining — 0.1%
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ..................... 960 832,980
Antofagasta plc, 2.38%, 10/14/30
(b)
...... 505 402,990
Arconic Corp.
(b)
6.00%, 05/15/25 ................. 172 169,092
6.13%, 02/15/28 ................. 312 292,739
ATI, Inc., 5.88%, 12/01/27 ........... 158 151,093
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 563 536,385
Carpenter Technology Corp., 6.38%, 07/15/28 40 38,041
Constellium SE
(b)
5.88%, 02/15/26 ................. 305 293,797
5.63%, 06/15/28 ................. 387 357,673
3.75%, 04/15/29 ................. 368 298,977
Freeport Indonesia PT, 4.76%, 04/14/27
(d)
.. 701 672,161
Kaiser Aluminum Corp., 4.63%, 03/01/28
(b)
. 469 409,262
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 179 157,082
Nexa Resources SA, 5.38%, 05/04/27
(b)
... 509 477,124
Novelis Corp., 3.25%, 11/15/26
(b)
....... 964 864,236
5,953,632
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.
(b)
5.50%, 11/01/23 ................. 97 96,156
4.38%, 01/15/27 ................. 94 82,257
178,413
Multiline Retail — 0.0%
Target Corp., 2.50%, 04/15/26 ......... 387 362,355
Multi-Utilities — 0.2%
E.ON SE, 0.88%, 01/08/25
(d)
.......... EUR 1,120 1,140,357
Engie SA, 0.38%, 02/28/23
(d)
.......... 3,600 3,838,282
National Grid Electricity Transmission plc,
0.19%, 01/20/25
(d)
............... 1,490 1,488,580
National Grid North America, Inc., 0.41%,
01/20/26
(d)
.................... 2,120 2,043,771
Sempra Energy, 3.30%, 04/01/25 ....... USD 6,285 6,026,998
14,537,988
Oil, Gas & Consumable Fuels — 1.7%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 537 532,675
Antero Midstream Partners LP
(b)
7.88%, 05/15/26 ................. 110 111,349
5.75%, 03/01/27 ................. 244 230,667
5.75%, 01/15/28 ................. 48 44,526
Antero Resources Corp., 8.38%, 07/15/26
(b)
. 136 141,893
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 22 27,060
5.88%, 06/30/29 ................. 570 508,229
Blue Racer Midstream LLC, 7.63%, 12/15/25
(b)
230 228,287
BP Capital Markets plc, 3.28%, 09/19/27 ... 1,422 1,337,055
Buckeye Partners LP
(b)
4.13%, 03/01/25 ................. 185 176,195
4.50%, 03/01/28 ................. 134 117,785
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Callon Petroleum Co.
6.38%, 07/01/26 ................. USD 256 $ 238,604
8.00%, 08/01/28
(b)
................ 412 392,753
Cheniere Energy Partners LP, 4.50%, 10/01/29 1,049 943,283
Cheniere Energy, Inc., 4.63%, 10/15/28 ... 56 50,617
Chesapeake Energy Corp.
(b)
5.50%, 02/01/26 ................. 119 114,832
6.75%, 04/15/29 ................. 353 343,681
Chevron Corp., 2.95%, 05/16/26 ........ 1,012 959,803
Chevron USA, Inc., 3.85%, 01/15/28 ..... 325 313,652
CITGO Petroleum Corp., 7.00%, 06/15/25
(b)
. 276 269,199
Civitas Resources, Inc., 5.00%, 10/15/26
(b)
. 122 111,539
CNX Resources Corp., 6.00%, 01/15/29
(b)
.. 208 191,390
Colgate Energy Partners III LLC
(b)
7.75%, 02/15/26 ................. 288 279,371
5.88%, 07/01/29 ................. 290 249,070
Comstock Resources, Inc., 6.75%, 03/01/29
(b)
468 422,370
Crescent Energy Finance LLC, 7.25%,
05/01/26
(b)
.................... 684 644,561
Crestwood Midstream Partners LP, 6.00%,
02/01/29
(b)
.................... 101 92,669
CrownRock LP
(b)
5.63%, 10/15/25 ................. 949 915,785
5.00%, 05/01/29 ................. 40 35,941
DCP Midstream Operating LP, 5.63%, 07/15/27 37 36,703
DT Midstream, Inc., 4.13%, 06/15/29
(b)
.... 415 356,531
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(b)
.................... 209 199,940
EIG Pearl Holdings SARL
(b)
3.55%, 08/31/36 ................. 648 543,429
4.39%, 11/30/46 ................. 442 338,351
Enbridge, Inc.
2.50%, 01/15/25 ................. 1,710 1,617,752
2.50%, 02/14/25 ................. 9,177 8,657,394
Energy Transfer LP
3.45%, 01/15/23 ................. 8,080 8,073,253
3.60%, 02/01/23 ................. 2,900 2,894,426
4.25%, 03/15/23 ................. 35,228 35,141,847
5.88%, 01/15/24 ................. 10,287 10,312,872
4.50%, 04/15/24 ................. 1,433 1,412,600
EnLink Midstream LLC
5.63%, 01/15/28
(b)
................ 181 172,402
5.38%, 06/01/29 ................. 185 171,177
EnLink Midstream Partners LP
4.15%, 06/01/25 ................. 152 143,647
4.85%, 07/15/26 ................. 176 165,445
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 132 127,380
4.13%, 12/01/26 ................. 193 171,662
6.50%, 07/01/27
(b)
................ 180 172,035
Genesis Energy LP, 7.75%, 02/01/28 ..... 23 21,171
GNL Quintero SA, 4.63%, 07/31/29
(d)
..... 803 774,553
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 41 39,487
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................. 120 108,600
5.75%, 02/01/29 ................. 171 152,201
India Cleantech Energy, 4.70%, 08/10/26
(b)
. 421 360,310
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)(d)
.. 623 618,516
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
.................... 32 30,720
Matador Resources Co., 5.88%, 09/15/26 .. 271 260,555
MPLX LP, 1.75%, 03/01/26 ........... 609 542,844
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 607 574,101
6.50%, 09/30/26 ................. 493 457,849

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
USD 127 $ 113,080
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(b)
. 433 415,764
NuStar Logistics LP, 5.75%, 10/01/25 ..... 257 247,063
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 82 83,560
5.88%, 09/01/25 ................. 110 109,602
5.55%, 03/15/26 ................. 206 205,227
8.50%, 07/15/27 ................. 624 671,927
Parkland Corp., 5.88%, 07/15/27
(b)
...... 138 131,031
PDC Energy, Inc., 5.75%, 05/15/26 ...... 112 106,912
Permian Resources Operating LLC, 6.88%,
04/01/27
(b)
.................... 303 285,498
Pioneer Natural Resources Co.
0.55%, 05/15/23 ................. 3,747 3,685,294
1.13%, 01/15/26 ................. 4,331 3,860,250
Puma International Financing SA, 5.00%,
01/24/26
(d)
.................... 335 288,163
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
.................... 88 78,967
Sabine Pass Liquefaction LLC, 5.75%,
05/15/24 ..................... 5,579 5,580,347
SM Energy Co.
5.63%, 06/01/25 ................. 65 62,400
6.75%, 09/15/26 ................. 118 114,560
6.63%, 01/15/27 ................. 10 9,632
6.50%, 07/15/28 ................. 119 114,094
Southwestern Energy Co., 5.70%, 01/23/25
(c)
9 8,842
Sunoco LP, 6.00%, 04/15/27 .......... 54 53,174
Tallgrass Energy Partners LP
(b)
6.00%, 03/01/27 ................. 46 42,946
5.50%, 01/15/28 ................. 13 11,529
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
548 509,695
Venture Global Calcasieu Pass LLC, 3.88%,
08/15/29
(b)
.................... 1,397 1,222,375
Western Midstream Operating LP
3.95%, 06/01/25 ................. 300 283,968
4.65%, 07/01/26 ................. 113 107,244
4.75%, 08/15/28 ................. 314 286,773
Williams Cos., Inc. (The)
4.50%, 11/15/23 ................. 794 788,142
3.90%, 01/15/25 ................. 361 351,553
104,504,206
Paper & Forest Products — 0.0%
Suzano Austria GmbH, Series DM3N, 3.13%,
01/15/32 ..................... 404 314,615
Personal Products — 0.0%
Coty, Inc., 4.75%, 01/15/29
(b)
.......... 20 18,100
GSK Consumer Healthcare Capital NL BV,
1.25%, 03/29/26
(d)
............... EUR 1,130 1,115,673
GSK Consumer Healthcare Capital UK plc,
3.13%, 03/24/25 ................ USD 341 324,289
1,458,062
Pharmaceuticals — 0.1%
Bayer AG, 0.05%, 01/12/25
(d)
.......... EUR 2,900 2,891,350
Bayer Capital Corp. BV, 1.50%, 06/26/26
(d)
. 2,600 2,581,915
Bristol-Myers Squibb Co., 1.13%, 11/13/27 . USD 491 419,341
Catalent Pharma Solutions, Inc., 3.13%,
02/15/29
(b)
.................... 328 261,162
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28
(b)
.................... 200 167,240
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... 276 245,957
Organon & Co., 4.13%, 04/30/28
(b)
...... 600 531,240
Takeda Pharmaceutical Co. Ltd., 4.40%,
11/26/23 ..................... 1,176 1,166,557
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III
BV, 4.75%, 05/09/27 ............. USD 200 $ 180,225
8,444,987
Professional Services — 0.0%
(b)
CoreLogic, Inc., 4.50%, 05/01/28 ....... 213 163,414
Korn Ferry, 4.63%, 12/15/27 .......... 193 177,755
341,169
Real Estate Management & Development — 0.1%
Arabian Centres Sukuk II Ltd., 5.63%,
10/07/26
(b)
.................... 390 353,145
Fantasia Holdings Group Co. Ltd.
(d)(f)(g)
10.88%, 01/09/23 ................ 1,167 90,443
11.88%, 06/01/23 ................ 667 51,693
9.25%, 07/28/23 ................. 667 51,692
9.88%, 10/19/23 ................. 333 25,807
Heimstaden Bostad Treasury BV, 0.25%,
10/13/24
(d)
.................... EUR 3,070 2,903,354
Howard Hughes Corp. (The), 5.38%, 08/01/28
(b)
USD 229 206,267
MAF Sukuk Ltd.
(d)
4.64%, 05/14/29 ................. 824 799,435
3.93%, 02/28/30 ................. 431 398,890
Modern Land China Co. Ltd., 9.80%, 04/11/23
(d)
(f)(g)
........................ 667 38,353
Redco Properties Group Ltd., 9.90%,
02/17/24
(d)
.................... 200 20,937
Unique Pub Finance Co. plc (The), Series M,
7.39%, 03/28/24
(c)(d)
.............. GBP 2,594 3,107,364
8,047,380
Road & Rail — 0.6%
Albion Financing 1 SARL, 6.13%, 10/15/26
(b)
USD 241 214,926
Canadian Pacific Railway Co., 1.75%, 12/02/26 4,054 3,612,672
Penske Truck Leasing Co. LP
(b)
1.20%, 11/15/25 ................. 5,012 4,409,986
1.70%, 06/15/26 ................. 4,295 3,757,211
4.40%, 07/01/27 ................. 485 460,238
Ryder System, Inc.
1.75%, 09/01/26 ................. 362 318,125
2.90%, 12/01/26 ................. 709 646,255
2.85%, 03/01/27 ................. 8,254 7,450,915
SMBC Aviation Capital Finance DAC
(b)
1.90%, 10/15/26 ................. 12,895 10,976,133
2.30%, 06/15/28 ................. 2,835 2,324,675
Uber Technologies, Inc.
(b)
7.50%, 05/15/25 ................. 223 222,838
8.00%, 11/01/26 ................. 372 373,280
7.50%, 09/15/27 ................. 400 400,280
6.25%, 01/15/28 ................. 407 390,720
4.50%, 08/15/29 ................. 104 90,610
Williams Scotsman International, Inc., 6.13%,
06/15/25
(b)
.................... 386 382,140
XPO Escrow Sub LLC, 7.50%, 11/15/27
(b)
.. 87 88,037
36,119,041
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom Corp., 3.88%, 01/15/27 ...... 9,947 9,408,769
Broadcom, Inc., 3.15%, 11/15/25 ....... 7,195 6,815,339
Entegris Escrow Corp., 4.75%, 04/15/29
(b)
.. 641 584,552
Entegris, Inc.
(b)
4.38%, 04/15/28 ................. 134 118,487
3.63%, 05/01/29 ................. 34 27,685
Intel Corp., 3.75%, 08/05/27 .......... 1,875 1,801,278
Lam Research Corp.
3.80%, 03/15/25 ................. 2,779 2,719,514
3.75%, 03/15/26 ................. 6,024 5,840,375
NXP BV, 2.70%, 05/01/25 ............ 3,101 2,912,614

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... USD 192 $ 161,770
Texas Instruments, Inc., 4.60%, 02/15/28 .. 2,250 2,246,935
32,637,318
Software — 1.1%
Boxer Parent Co., Inc., 7.13%, 10/02/25
(b)
.. 881 856,783
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 259 242,748
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... 312 305,174
Clarivate Science Holdings Corp., 3.88%,
07/01/28
(b)
.................... 833 721,708
Cloud Software Group Holdings, Inc., 6.50%,
03/31/29
(b)
.................... 1,080 909,664
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 ................. 98 91,654
6.50%, 10/15/28 ................. 12 11,037
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 129 117,068
Gen Digital, Inc., 6.75%, 09/30/27
(b)
...... 214 209,720
Microsoft Corp., 2.40%, 08/08/26 ....... 340 317,034
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 199 142,295
NCR Corp., 5.00%, 10/01/28
(b)
......... 315 268,548
Oracle Corp.
5.80%, 11/10/25 ................. 3,400 3,476,110
1.65%, 03/25/26 ................. 13,880 12,425,672
3.25%, 11/15/27 ................. 8,420 7,733,470
PTC, Inc., 3.63%, 02/15/25
(b)
.......... 163 155,246
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
578 541,237
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 269 185,265
VMware, Inc.
1.00%, 08/15/24 ................. 8,634 8,033,907
1.40%, 08/15/26 ................. 12,297 10,720,113
3.90%, 08/21/27 ................. 22,116 20,640,425
Workday, Inc., 3.50%, 04/01/27 ........ 2,590 2,420,534
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
339 284,889
70,810,301
Specialty Retail — 0.1%
eG Global Finance plc
(b)
6.75%, 02/07/25 ................. 312 272,385
8.50%, 10/30/25 ................. 200 186,325
Home Depot, Inc. (The)
2.13%, 09/15/26 ................. 743 679,888
2.80%, 09/14/27 ................. 1,698 1,572,776
Penske Automotive Group, Inc., 3.50%,
09/01/25 ..................... 141 130,856
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 60 48,310
SRS Distribution, Inc., 4.63%, 07/01/28
(b)
.. 588 521,244
Staples, Inc., 7.50%, 04/15/26
(b)
........ 237 203,981
3,615,765
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC, 4.00%, 07/15/24 ... 5,165 5,076,033
Litigation Systems, Inc., 4.00%, 10/30/27
(e)
. 2,951 2,821,802
7,897,835
Textiles, Apparel & Luxury Goods — 0.0%
(b)
Crocs, Inc., 4.25%, 03/15/29 .......... 142 120,288
William Carter Co. (The), 5.63%, 03/15/27 .. 91 87,289
207,577
Thrifts & Mortgage Finance — 0.1%
BPCE SA
0.63%, 04/28/25
(d)
................ EUR 1,700 1,698,915
(SOFR 1 Day + 1.09%), 2.05%, 10/19/27
(a)
(b)
......................... USD 3,995 3,443,466
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 313 307,166
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 151 104,415
Security
Par (000)
Par (000) Value
Thrifts & Mortgage Finance (continued)
Ladder Capital Finance Holdings LLLP, 4.25%,
02/01/27
(b)
.................... USD 118 $ 99,123
Nationstar Mortgage Holdings, Inc., 6.00%,
01/15/27
(b)
.................... 191 170,945
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.. 247 211,719
6,035,749
Tobacco — 0.9%
BAT Capital Corp.
1.13%, 11/16/23
(d)
................ EUR 2,350 2,461,307
3.22%, 08/15/24 ................. USD 16,545 15,930,965
2.79%, 09/06/24 ................. 31,133 29,790,738
3.56%, 08/15/27 ................. 4,888 4,465,490
BAT International Finance plc, 0.88%,
10/13/23
(d)
.................... EUR 2,124 2,228,682
Philip Morris International, Inc.
2.88%, 03/03/26 ................. 1,550 1,603,481
0.13%, 08/03/26 ................. 730 681,537
5.13%, 11/17/27 ................. USD 385 387,812
57,550,012
Trading Companies & Distributors — 0.4%
Air Lease Corp.
3.88%, 07/03/23 ................. 4,178 4,140,268
1.88%, 08/15/26 ................. 5,265 4,572,850
Aviation Capital Group LLC
(b)
1.95%, 01/30/26 ................. 5,785 5,036,295
1.95%, 09/20/26 ................. 8,996 7,621,063
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
49 40,719
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 ................. 73 68,635
9.75%, 08/01/27 ................. 89 89,222
5.50%, 05/01/28 ................. 43 36,684
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 130 121,257
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 341 295,856
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 ................. 670 678,383
7.25%, 06/15/28 ................. 22 22,286
22,723,518
Transportation Infrastructure — 0.1%
ASTM SpA, 1.00%, 11/25/26
(d)
......... EUR 4,240 3,881,956
Wireless Telecommunication Services — 0.5%
Connect Finco SARL, 6.75%, 10/01/26
(b)
... USD 954 884,128
Kenbourne Invest SA, 4.70%, 01/22/28
(d)
.. 365 284,198
Millicom International Cellular SA
(b)
5.13%, 01/15/28 ................. 361 334,915
4.50%, 04/27/31 ................. 497 417,263
Rogers Communications, Inc., 2.90%, 11/15/26 348 319,095
Sprint LLC, 7.63%, 03/01/26 .......... 174 183,101
Sprint Spectrum Co. LLC, 4.74%, 03/20/25
(b)
4,562 4,508,093
T-Mobile USA, Inc.
1.50%, 02/15/26 ................. 4,185 3,747,372
2.25%, 02/15/26 ................. 4,068 3,700,420
2.63%, 04/15/26 ................. 1,239 1,135,433
3.75%, 04/15/27 ................. 14,446 13,606,568
5.38%, 04/15/27 ................. 374 377,575
29,498,161
Total Corporate Bonds — 32.7%
(Cost: $2,154,607,754) ........................... 2,020,679,479

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests
Chemicals — 0.0%
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
7.88%
,
 06/30/27
(a)
................ USD 34 $ 32,978
Total Floating Rate Loan Interests — 0.0%
(Cost: $33,876) ................................ 32,978
Foreign Agency Obligations
Canada — 0.6%
(b)
CPPIB Capital, Inc., 0.50%
,
09/16/24 ..... 22,650 21,054,872
OMERS Finance Trust, 1.10%
,
03/26/26 ... 17,380 15,514,203
36,569,075
Chile — 0.0%
Corp. Nacional del Cobre de Chile, 3.63%
,
08/01/27
(d)
..................... 438 410,160
Colombia — 0.0%
Ecopetrol SA
5.38%, 06/26/26 ................. 602 567,776
4.63%, 11/02/31 ................. 374 285,175
852,951
Dominican Republic — 0.0%
Banco De Reservas De La Republica
Dominicana Banco De Servicios Multiples
SA, 7.00%
,
02/01/23
(d)
............. 958 950,216
Italy — 0.0%
ACEA SpA, 0.00%
,
09/28/25
(d)
.......... EUR 1,885 1,812,314
Mexico — 0.1%
Comision Federal de Electricidad
4.88%, 01/15/24
(d)
................ USD 594 587,058
4.69%, 05/15/29
(b)
................ 1,004 883,394
Petroleos Mexicanos
6.88%, 08/04/26 ................. 525 499,013
8.75%, 06/02/29 ................. 263 246,345
5.95%, 01/28/31 ................. 659 498,204
6.70%, 02/16/32 ................. 792 620,730
3,334,744
Oman — 0.0%
OQ SAOC, 5.13%
,
05/06/28
(b)
.......... 551 519,593
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA
(b)
4.00%, 08/11/41 ................. 759 624,894
5.13%, 08/11/61 ................. 490 400,973
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
............. 200 182,438
1,208,305
Saudi Arabia — 0.1%
Saudi Arabian Oil Co., 2.88%
,
04/16/24
(b)
... 3,245 3,142,166
Total Foreign Agency Obligations — 0.8%
(Cost: $53,684,600) .............................. 48,799,524
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain, 7.38%
,
05/14/30
(d)
.... 581 587,827
Chile — 0.0%
Republic of Chile, 3.24%
,
02/06/28 ....... 756 700,387
Security
Par (000)
Par (000) Value
Colombia — 0.1%
Republic of Colombia
4.50%, 01/28/26 ................. USD 523 $ 490,901
3.25%, 04/22/32 ................. 548 397,574
8.00%, 04/20/33 ................. 1,164 1,161,672
2,050,147
Dominican Republic — 0.0%
Dominican Republic Government Bond
5.50%, 02/22/29
(b)
................ 640 586,120
5.50%, 02/22/29
(d)
................ 632 578,793
4.50%, 01/30/30
(b)
................ 281 238,376
4.88%, 09/23/32
(b)
................ 365 301,764
1,705,053
Egypt — 0.0%
Arab Republic of Egypt
(b)
5.25%, 10/06/25 ................. 695 622,025
6.38%, 04/11/31 ................. EUR 688 506,323
1,128,348
Guatemala — 0.0%
Republic of Guatemala
5.25%, 08/10/29
(b)
................ USD 659 632,145
3.70%, 10/07/33
(d)
................ 630 517,309
1,149,454
Hungary — 0.0%
Hungary Government Bond, 5.25%
,
06/16/29
(b)
717 681,732
Indonesia — 0.0%
Republic of Indonesia
4.10%, 04/24/28 ................. 290 283,801
4.75%, 02/11/29 ................. 250 250,028
533,829
Ivory Coast — 0.0%
Republic of Cote d'Ivoire, 6.38%
,
03/03/28
(d)
. 672 650,160
Mexico — 0.0%
United Mexican States
4.13%, 01/21/26 ................. 595 583,100
4.50%, 04/22/29 ................. 244 233,020
4.75%, 04/27/32 ................. 831 777,141
4.88%, 05/19/33 ................. 200 184,200
1,777,461
Morocco — 0.0%
Kingdom of Morocco
(b)
2.38%, 12/15/27 ................. 576 498,888
3.00%, 12/15/32 ................. 637 503,150
1,002,038
Nigeria — 0.0%
Federal Republic of Nigeria, 8.38%
,
03/24/29
(b)
542 447,150
Oman — 0.0%
Oman Government Bond, 6.50%
,
03/08/47
(d)
855 775,912
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ................. 222 209,485
3.16%, 01/23/30 ................. 995 854,332
2.25%, 09/29/32 ................. 1,126 833,803
3.30%, 01/19/33 ................. 314 254,104
2,151,724
Paraguay — 0.1%
Republic of Paraguay
5.00%, 04/15/26
(d)
................ 752 749,086

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Paraguay (continued)
4.95%, 04/28/31
(b)
................ USD 1,221 $ 1,178,494
1,927,580
Peru — 0.0%
Republic of Peru
2.39%, 01/23/26 ................. 700 643,694
4.13%, 08/25/27 ................. 239 229,037
2.78%, 01/23/31 ................. 522 431,563
1.86%, 12/01/32 ................. 370 270,054
1,574,348
Philippines — 0.0%
Republic of Philippines, 3.75%
,
01/14/29 ... 901 859,428
Poland — 0.0%
Republic of Poland, 5.75%
,
11/16/32 ...... 435 461,009
Romania — 0.0%
Romania Government Bond
5.25%, 11/25/27
(b)
................ 558 533,867
2.88%, 03/11/29
(d)
................ EUR 433 382,478
2.50%, 02/08/30
(d)
................ 455 375,580
2.12%, 07/16/31
(d)
................ 663 487,614
1,779,539
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia, 5.50%
,
10/25/32
(b)
USD 640 677,760
South Africa — 0.1%
Republic of South Africa
4.30%, 10/12/28 ................. 700 621,819
4.85%, 09/30/29 ................. 957 849,218
5.88%, 04/20/32 ................. 955 858,306
2,329,343
Ukraine — 0.0%
Ukraine Government Bond
(f)(g)
8.99%, 02/01/26
(d)
................ 330 72,456
7.25%, 03/15/35
(b)
................ 200 37,287
109,743
Uruguay — 0.0%
Oriental Republic of Uruguay
4.38%, 01/23/31 ................. 116 115,164
5.75%, 10/28/34 ................. 872 946,569
1,061,733
Total Foreign Government Obligations — 0.4%
(Cost: $28,315,485) .............................. 26,121,705
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.6%
Angel Oak Mortgage Trust
(b)
Series 2022-1, Class A1, 2.88%, 12/25/66
(c)
5,983 5,226,402
Series 2022-2, Class A1, 3.35%, 01/25/67
(a)
7,007 6,325,805
Angel Oak Mortgage Trust I LLC, Series 2019-
1, Class A2, 4.02%, 11/25/48
(a)(b)
....... 21 21,054
Arroyo Mortgage Trust, Series 2022-2, Class
A1, 4.95%, 07/25/57
(b)(c)
............ 5,011 4,874,136
Atlas Funding plc
(a)
Series 2021-1, Class C, (Sterling Overnight
Index Average + 1.70%), 5.14%,
07/25/58
(d)
................... GBP 125 147,902
Series 2021-1, Class D, (Sterling Overnight
Index Average + 2.25%), 5.69%,
07/25/58
(d)
................... 110 129,384
Banc of America Mortgage Trust, Series 2003-
J, Class 2A1, 3.80%, 11/25/33
(a)
....... USD 140 124,694
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Barley Hill No. 2 plc, Series 2, Class C,
(Sterling Overnight Index Average + 1.70%),
5.13%, 08/27/58
(a)(d)
............... GBP 520 $ 593,107
Bear Stearns ARM Trust, Series 2004-5, Class
2A, 3.17%, 07/25/34
(a)
............. USD 215 191,495
BlackRock Capital Finance LP, Series 1997-R2,
Class AP, 1.56%, 12/25/35
(a)(b)(e)(h)
...... 16 —
Canada Square Funding plc
(a)
Series 2021-2, Class C, (Sterling Overnight
Index Average + 1.60%), 5.03%,
06/17/58
(d)
................... GBP 102 116,718
Series 6, Class C, (Sterling Overnight Index
Average + 1.45%), 4.90%, 01/17/59
(d)
. 318 345,012
Series 6, Class D, (Sterling Overnight Index
Average + 1.85%), 5.30%, 01/17/59
(d)
. 178 191,984
Cascade MH Asset Trust, Series 2021-MH1,
Class A1, 1.75%, 02/25/46
(b)
......... USD 2,328 1,978,100
Chase Home Lending Mortgage Trust
(a)(b)
Series 2019-ATR2, Class A11, (LIBOR USD
1 Month + 0.90%), 4.94%, 07/25/49 .. 752 721,012
Series 2019-ATR2, Class A3, 3.50%,
07/25/49 .................... 1,609 1,430,211
CHL Mortgage Pass-Through Trust
Series 2004-29, Class 1A1, (LIBOR USD 1
Month + 0.54%), 4.93%, 02/25/35
(a)
.. 185 163,608
Series 2005-17, Class 1A6, 5.50%, 09/25/35 241 204,924
Series 2005-HYB8, Class 2A1, 3.58%,
12/20/35
(a)
................... 526 473,846
CMF plc
(a)
Series 2020-1, Class B, (Sterling Overnight
Index Average + 1.00%), 4.43%,
01/16/57
(d)
................... GBP 220 262,179
Series 2020-1, Class C, (Sterling Overnight
Index Average + 1.25%), 4.68%,
01/16/57
(d)
................... 105 124,897
COLT Mortgage Loan Trust, Series 2022-3,
Class A1, 3.90%, 02/25/67
(a)(b)
........ USD 4,615 4,265,504
Credit Suisse Mortgage Capital Certificates,
Series 2022-ATH1, Class A1A, 2.87%,
01/25/67
(a)(b)
.................... 6,920 6,330,132
CSMC Trust
(a)(b)
Series 2013-HYB1, Class B2, 4.59%,
04/25/43 .................... 830 818,278
Series 2013-HYB1, Class B4, 4.59%,
04/25/43 .................... 1,583 1,530,771
Series 2015-1, Class A1, 2.50%, 01/25/45 5,784 4,991,423
Series 2019-RP10, Class A1, 2.96%,
12/26/59 .................... 2,820 2,780,811
Dutch Property Finance BV
(a)
Series 2021-1, Class B, (EURIBOR 3 Month
+ 1.10%), 2.68%, 07/28/58
(d)
....... EUR 740 746,157
Series 2021-2, Class B, (EURIBOR 3 Month
+ 0.80%), 2.38%, 04/28/59
(d)
....... 820 819,728
Series 2021-2, Class C, (EURIBOR 3 Month
+ 1.05%), 2.63%, 04/28/59
(d)
....... 503 494,556
Finsbury Square, Series 2021-1GRX, Class C,
(Sterling Overnight Index Average + 1.25%),
4.68%, 12/16/67
(a)(d)
............... GBP 1,045 1,174,505
Finsbury Square plc
(a)
Series 2020-1A, Class C, (Sterling Overnight
Index Average + 1.35%), 4.78%,
03/16/70
(b)
................... 225 268,720
Series 2021-2X, Class C, (Sterling Overnight
Index Average + 1.40%), 4.83%,
12/16/71
(d)
................... 371 415,032

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2021-2X, Class D, (Sterling Overnight
Index Average + 1.70%), 5.13%,
12/16/71
(d)
................... GBP 200 $ 217,351
Gemgarto plc, Series 2021-1X, Class C,
(Sterling Overnight Index Average + 1.30%),
4.73%, 12/16/67
(a)(d)
............... 218 251,391
GS Mortgage-Backed Securities Corp. Trust
(a)(b)
Series 2019-PJ1, Class B1, 4.06%, 08/25/49 USD 2,190 2,044,371
Series 2020-PJ4, Class A2, 3.00%, 01/25/51 3,637 3,058,879
Series 2022-PJ2, Class A4, 2.50%, 06/25/52 12,656 10,159,232
Harben Finance
(a)
Series 2017-1RX, Class C, (Sterling
Overnight Index Average + 1.15%),
4.58%, 09/28/55
(d)
.............. GBP 741 823,970
Series 2017-1RX, Class D, (Sterling
Overnight Index Average + 1.50%),
4.93%, 09/28/55
(d)
.............. 441 478,874
Homeward Opportunities Fund Trust, Series
2022-1, Class A1, 5.08%, 07/25/67
(b)(c)
... USD 3,012 2,923,502
Hops Hill No. 1 plc
(a)
Series 1, Class C, (Sterling Overnight Index
Average + 1.85%), 5.28%, 05/27/54
(d)
. GBP 200 234,796
Series 1, Class D, (Sterling Overnight Index
Average + 2.35%), 5.78%, 05/27/54
(d)
. 100 116,561
JP Morgan Mortgage Trust
(a)(b)
Series 2022-INV3, Class A3B, 3.00%,
09/25/52 .................... USD 8,281 6,912,276
Series 2022-LTV1, Class A1, 3.25%,
07/25/52 .................... 5,000 4,246,406
JPMorgan Mortgage Trust
(a)(b)
Series 2016-2, Class A1, 4.85%, 06/25/46 2,322 2,123,944
Series 2020-7, Class A3, 3.00%, 01/25/51 2,762 2,273,371
Series 2020-LTV1, Class A11, (LIBOR USD
1 Month + 1.00%), 5.04%, 06/25/50 .. 539 531,298
Jubilee Place, Series 3, Class C, (EURIBOR 3
Month + 1.60%), 1.60%, 01/17/59
(a)(d)
... EUR 201 198,175
Lanebrook Mortgage Transaction plc
(a)
Series 2020-1, Class C, (Sterling Overnight
Index Average + 2.25%), 5.68%,
06/12/57
(d)
................... GBP 370 436,486
Series 2021-1, Class C, (Sterling Overnight
Index Average + 1.25%), 4.70%,
07/20/58
(d)
................... 158 176,900
Mello Mortgage Capital Acceptance, Series
2022-INV2, Class A3, 3.00%, 04/25/52
(a)(b)
USD 10,220 8,518,149
MortgageIT Trust, Series 2004-1, Class A1,
(LIBOR USD 1 Month + 0.78%), 5.17%,
11/25/34
(a)
..................... 444 414,414
Mortimer BTL plc, Series 2021-1, Class C,
(Sterling Overnight Index Average + 1.45%),
4.88%, 06/23/53
(a)(d)
............... GBP 111 125,134
New Residential Mortgage Loan Trust
(a)(b)
Series 2016-3A, Class A1B, 3.25%,
09/25/56 .................... USD 1,165 1,062,516
Series 2018-1A, Class A1A, 4.00%,
12/25/57 .................... 4,289 4,021,835
Series 2020-1A, Class A1B, 3.50%,
10/25/59 .................... 10,118 9,319,814
OBX Trust, Series 2022-INV3, Class A1,
3.00%, 02/25/52
(a)(b)
............... 4,567 3,806,386
Polaris plc, Series 2022-1, Class E, (Sterling
Overnight Index Average + 3.40%), 6.83%,
10/23/59
(a)(d)
.................... GBP 538 600,052
Residential Mortgage Securities 32 plc, Series
32X, Class C, (Sterling Overnight Index
Average + 2.20%), 5.63%, 06/20/70
(a)(d)
.. 1,025 1,217,249
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
RMAC Securities No. 1 plc, Series 2007-
NS1X, Class A2A, (Sterling Overnight Index
Average + 0.27%), 3.70%, 06/12/44
(a)(d)
.. GBP 313 $ 359,228
Seasoned Credit Risk Transfer Trust
Series 2018-2, Class MA, 3.50%, 11/25/57 USD 4,085 3,881,107
Series 2018-3, Class MA, 3.50%, 08/25/57
(a)
11,684 11,083,895
Series 2019-4, Class MA, 3.00%, 02/25/59 12,078 11,189,186
Sequoia Mortgage Trust, Series 2017-CH1,
Class A2, 3.50%, 08/25/47
(a)(b)
........ 417 380,854
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(b)(c)
........ 2,515 2,470,917
Stanlington No. 2 plc
(a)
Series 2, Class C, (Sterling Overnight Index
Average + 1.75%), 5.18%, 06/12/45
(d)
. GBP 535 613,919
Series 2, Class D, (Sterling Overnight Index
Average + 2.20%), 5.63%, 06/12/45
(d)
. 329 373,610
Series 2, Class E, (Sterling Overnight Index
Average + 3.30%), 6.73%, 06/12/45
(d)
. 450 515,481
Starwood Mortgage Residential Trust, Series
2020-INV1, Class A1, 1.03%, 11/25/55
(a)(b)
USD 2,556 2,352,015
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-13, Class A2, (LIBOR
USD 1 Month + 0.30%), 4.69%, 09/25/34
(a)
509 436,667
Together Asset-Backed Securitisation plc,
Series 2021-1ST1, Class C, (Sterling
Overnight Index Average + 1.25%), 4.70%,
07/12/63
(a)(d)
.................... GBP 108 122,562
Tower Bridge Funding plc
(a)
Series 2020-1, Class C, (Sterling Overnight
Index Average + 2.45%), 5.88%,
09/20/63
(d)
................... 145 174,341
Series 2020-1, Class D, (Sterling Overnight
Index Average + 3.45%), 6.88%,
09/20/63
(d)
................... 120 144,885
Series 2021-1, Class C, (Sterling Overnight
Index Average + 1.85%), 5.30%,
07/21/64
(d)
................... 365 431,373
Series 2021-1, Class D, (Sterling Overnight
Index Average + 2.15%), 5.60%,
07/21/64
(d)
................... 252 293,865
Series 2021-2, Class C, (Sterling Overnight
Index Average + 1.50%), 4.94%,
11/20/63
(d)
................... 140 160,385
Series 2021-2, Class D, (Sterling Overnight
Index Average + 1.80%), 5.24%,
11/20/63
(d)
................... 169 190,772
Twin Bridges plc
(a)
Series 2020-1, Class C, (Sterling Overnight
Index Average + 2.25%), 5.68%,
12/12/54
(d)
................... 395 469,151
Series 2020-1, Class D, (Sterling Overnight
Index Average + 3.00%), 6.43%,
12/12/54
(d)
................... 225 266,214
Series 2021-1, Class C, (Sterling Overnight
Index Average + 1.60%), 5.03%,
03/12/55
(d)
................... 436 491,118
Series 2021-1, Class D, (Sterling Overnight
Index Average + 2.10%), 5.53%,
03/12/55
(d)
................... 220 243,109
Series 2021-2, Class C, (Sterling Overnight
Index Average + 1.15%), 4.58%,
09/12/55
(d)
................... 435 484,453
Series 2021-2, Class D, (Sterling Overnight
Index Average + 1.50%), 4.93%,
09/12/55
(d)
................... 187 203,607

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2022-1, Class D, (Sterling Overnight
Index Average + 1.70%), 5.13%,
12/01/55
(d)
................... GBP 365 $ 392,554
Verus Securitization Trust, Series 2022-3, Class
A1, 4.13%, 02/25/67
(b)(c)
............ USD 8,866 8,369,406
Walsh Acceptance, Series 1997-2, Class A,
(LIBOR USD 1 Month + 2.00%), 6.06%,
03/01/27
(a)(b)
.................... 2 1,474
Wells Fargo Mortgage Backed Securities
Trust
(a)(b)
Series 2019-4, Class A2, 3.00%, 09/25/49 856 720,183
Series 2020-RR1, Class A1, 3.00%,
05/25/50 .................... 1,516 1,269,426
162,661,176
Commercial Mortgage-Backed Securities — 7.7%
Alen Mortgage Trust, Series 2021-ACEN, Class
A, (LIBOR USD 1 Month + 1.15%), 5.47%,
04/15/34
(a)(b)
.................... 8,030 7,370,287
Atom Mortgage Securities DAC
(a)
Series 1X, Class D, (Sterling Overnight
Index Average + 1.90%), 5.35%,
07/22/31
(d)
................... GBP 1,906 2,009,609
Series 1X, Class E, (Sterling Overnight
Index Average + 2.80%), 6.25%,
07/22/31
(d)
................... 2,158 2,266,567
BAMLL Commercial Mortgage Securities
Trust
(a)(b)
Series 2017-SCH, Class AF, (LIBOR USD 1
Month + 1.00%), 5.32%, 11/15/33 ... USD 3,270 3,080,159
Series 2018-DSNY, Class A, (LIBOR USD 1
Month + 0.85%), 5.17%, 09/15/34 ... 12,495 12,258,677
BANK
Series 2018-BN14, Class A2, 4.13%,
09/15/60 .................... 2,936 2,887,057
Series 2019-BN16, Class A2, 3.93%,
02/15/52 .................... 11,202 11,013,643
Series 2019-BN18, Class A2, 3.47%,
05/15/62 .................... 15,479 14,944,148
Bear Stearns Commercial Mortgage Securities
Trust, Series 2005-PW10, Class AJ, 5.62%,
12/11/40
(a)(e)
.................... —
(i)
1
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class A, (1 Month CME
Term SOFR + 1.03%), 5.37%, 10/15/36 19,920 19,674,285
Series 2021-SOAR, Class A, (LIBOR USD 1
Month + 0.67%), 4.99%, 06/15/38 ... 12,118 11,671,902
Series 2021-VINO, Class A, (LIBOR USD 1
Month + 0.65%), 4.97%, 05/15/38 ... 6,930 6,671,339
BX Trust
(a)(b)
Series 2021-LBA, Class AJV, (LIBOR USD 1
Month + 0.80%), 5.12%, 02/15/36 ... 4,700 4,467,291
Series 2021-SDMF, Class A, (LIBOR USD 1
Month + 0.59%), 4.91%, 09/15/34 ... 7,130 6,828,199
Series 2021-VIEW, Class A, (LIBOR USD 1
Month + 1.28%), 5.60%, 06/15/36 ... 3,450 3,281,812
Cassia SRL
(a)
Series 2022-1X, Class A, (EURIBOR 3
Month + 2.50%), 2.89%, 05/22/34
(d)
.. EUR 4,583 4,575,884
Series 2022-1X, Class B, (EURIBOR 3
Month + 3.50%), 3.89%, 05/22/34
(d)
.. 2,190 2,165,392
CFCRE Commercial Mortgage Trust
(b)
Series 2018-TAN, Class A, 4.24%, 02/15/33 USD 15,000 14,863,974
Series 2018-TAN, Class B, 4.69%, 02/15/33 7,905 7,782,418
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust
Series 2015-GC31, Class A4, 3.76%,
06/10/48 .................... USD 9,000 $ 8,596,396
Series 2015-P1, Class A4, 3.46%, 09/15/48 13,173 12,490,963
Series 2016-P3, Class A2, 2.74%, 04/15/49 1,184 1,120,998
Commercial Mortgage Trust
Series 2013-CR13, Class A4, 4.19%,
11/10/46
(a)
................... 4,515 4,435,801
Series 2014-UBS5, Class ASB, 3.55%,
09/10/47 .................... 2,140 2,107,156
Series 2014-UBS6, Class ASB, 3.39%,
12/10/47 .................... 685 670,991
Series 2015-CR22, Class A3, 3.21%,
03/10/48 .................... 11,549 11,533,452
Series 2015-CR23, Class A4, 3.50%,
05/10/48 .................... 7,750 7,363,573
Series 2015-CR24, Class ASB, 3.45%,
08/10/48 .................... 3,702 3,607,151
Series 2015-PC1, Class B, 4.29%,
07/10/50
(a)
................... 4,175 3,839,682
Credit Suisse Mortgage Capital Certificates
(b)
Series 2020-NET, Class A, 2.26%, 08/15/37 6,966 6,247,347
Series 2021-980M, Class A, 2.39%,
07/15/31 .................... 6,240 5,244,429
Series 2021-980M, Class C, 3.20%,
07/15/31 .................... 3,450 2,813,890
CSAIL Commercial Mortgage Trust, Series
2015-C2, Class A4, 3.50%, 06/15/57 .... 2,458 2,332,422
Extended Stay America Trust, Series 2021-
ESH, Class A, (LIBOR USD 1 Month +
1.08%), 5.40%, 07/15/38
(a)(b)
......... 12,573 12,210,604
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class F, 5.52%, 05/03/32
(b)
..... 2,000 1,892,345
GS Mortgage Securities Corp. Trust, Series
2021-STAR, Class A, (LIBOR USD 1 Month
+ 0.95%), 5.27%, 12/15/36
(a)(b)
........ 12,850 12,331,831
GS Mortgage Securities Trust
Series 2011-GC5, Class AS, 5.15%,
08/10/44
(a)(b)
.................. 5,609 5,508,904
Series 2013-GC12, Class A4, 3.14%,
06/10/46 .................... 15,859 15,723,295
Series 2013-GC13, Class AAB, 3.72%,
07/10/46
(a)
................... 464 462,995
Series 2014-GC24, Class AAB, 3.65%,
09/10/47 .................... 3,074 3,014,987
Series 2015-GS1, Class A3, 3.73%,
11/10/48 .................... 5,900 5,599,215
Haus European Loan Conduit No. 39 DAC
(a)
Series 39X, Class C, (EURIBOR 3 Month +
1.40%), 3.00%, 07/28/51
(d)
........ EUR 841 816,534
Series 39X, Class D, (EURIBOR 3 Month +
2.00%), 3.61%, 07/28/51
(d)
........ 2,052 1,979,186
Hawaii Hotel Trust, Series 2019-MAUI, Class
A, (LIBOR USD 1 Month + 1.15%), 5.47%,
05/15/38
(a)(b)
.................... USD 9,675 9,395,633
HONO Mortgage Trust, Series 2021-LULU,
Class D, (LIBOR USD 1 Month + 2.50%),
6.82%, 10/15/36
(a)(b)
............... 2,000 1,838,636
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C23, Class ASB, 3.66%,
09/15/47 ...................... 2,512 2,457,354
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6, Class A3, 3.11%, 07/15/50 8,404 8,100,468

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2013-C16, Class A4, 4.17%,
12/15/46 .................... USD 13,920 $ 13,723,647
Series 2018-WPT, Class AFX, 4.25%,
07/05/33
(b)
................... 7,070 6,604,113
Series 2019-BKWD, Class A, (LIBOR USD 1
Month + 1.25%), 5.57%, 09/15/29
(a)(b)
. 1,604 1,554,754
Series 2022-OPO, Class B, 3.38%,
01/05/39
(b)
................... 3,405 2,765,940
Series 2022-OPO, Class D, 3.45%,
01/05/39
(a)(b)
.................. 1,000 718,822
KNDL Mortgage Trust, Series 2019-KNSQ,
Class D, (LIBOR USD 1 Month + 1.35%),
5.67%, 05/15/36
(a)(b)
............... 2,972 2,896,008
Last Mile Logistics Pan Euro Finance DAC
(a)
Series 1X, Class C, (EURIBOR 3 Month +
1.40%), 3.20%, 08/17/33
(d)
........ EUR 1,350 1,274,119
Series 1X, Class D, (EURIBOR 3 Month +
1.90%), 3.70%, 08/17/33
(d)
........ 1,045 974,588
Last Mile Securities PE DAC
(a)
Series 2021-1X, Class B, (EURIBOR 3
Month + 1.20%), 2.99%, 08/17/31
(d)
.. 939 918,896
Series 2021-1X, Class C, (EURIBOR 3
Month + 1.60%), 3.40%, 08/17/31
(d)
.. 1,061 1,016,227
Med Trust, Series 2021-MDLN, Class A,
(LIBOR USD 1 Month + 0.95%), 5.27%,
11/15/38
(a)(b)
.................... USD 6,980 6,717,417
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2013-C13, Class A4, 4.04%, 11/15/46 11,900 11,666,569
Series 2013-C9, Class AAB, 2.66%,
05/15/46 .................... 79 79,193
Series 2014-C15, Class A4, 4.05%,
04/15/47 .................... 16,435 16,102,269
Series 2014-C18, Class ASB, 3.62%,
10/15/47 .................... 2,856 2,810,775
Series 2014-C19, Class ASB, 3.33%,
12/15/47 .................... 2,948 2,884,375
Series 2015-C24, Class A4, 3.73%,
05/15/48 .................... 15,544 14,779,899
Series 2015-C25, Class A5, 3.64%,
10/15/48 .................... 8,717 8,264,719
Morgan Stanley Capital I Trust
(a)(b)
Series 2018-BOP, Class A, (LIBOR USD 1
Month + 0.85%), 5.17%, 08/15/33 ... 2,405 2,280,326
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 5.22%, 07/15/35 ... 1,300 1,273,881
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class A, (1 Month CME Term SOFR +
1.40%), 5.73%, 03/15/39
(a)(b)
......... 7,000 6,821,972
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, (LIBOR USD 1
Month + 0.95%), 5.27%, 06/15/35
(a)(b)
... 3,219 3,106,681
Pearl Finance DAC
(a)
Series 2020-1, Class A2, (EURIBOR 3
Month + 1.90%), 3.70%, 11/17/32
(d)
.. EUR 1,128 1,145,911
Series 2020-1, Class B, (EURIBOR 3 Month
+ 2.50%), 4.30%, 11/17/32
(d)
....... 1,355 1,374,025
PKHL Commercial Mortgage Trust, Series
2021-MF, Class A, (LIBOR USD 1 Month +
0.88%), 5.20%, 07/15/38
(a)(b)
......... USD 15,473 15,015,536
Ready Capital Mortgage Financing LLC, Series
2022-FL9, Class A, (1 Month CME Term
SOFR + 2.47%), 6.79%, 06/25/37
(a)(b)
... 1,546 1,536,133
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Sage AR Funding plc, Series 1X, Class C,
(Sterling Overnight Index Average + 2.15%),
5.59%, 11/17/30
(a)(d)
............... GBP 535 $ 609,351
SREIT Trust, Series 2021-MFP2, Class A,
(LIBOR USD 1 Month + 0.82%), 5.14%,
11/15/36
(a)(b)
.................... USD 4,025 3,873,581
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM, Class A, (1 Month CME
Term SOFR + 2.19%), 6.52%, 05/15/37
(a)(b)
4,580 4,447,133
Taurus UK DAC
(a)
Series 2021-UK1X, Class B, (Sterling
Overnight Index Average + 1.30%),
4.74%, 05/17/31
(d)
.............. GBP 880 997,249
Series 2021-UK1X, Class C, (Sterling
Overnight Index Average + 1.65%),
5.09%, 05/17/31
(d)
.............. 536 598,148
Series 2021-UK1X, Class D, (Sterling
Overnight Index Average + 2.60%),
6.04%, 05/17/31
(d)
.............. 547 606,797
Series 2021-UK4X, Class D, (Sterling
Overnight Index Average + 2.10%),
5.54%, 08/17/31
(d)
.............. 1,411 1,508,384
TTAN MHC, Series 2021-MHC, Class A,
(LIBOR USD 1 Month + 0.85%), 5.17%,
03/15/38
(a)(b)
.................... USD 8,289 8,029,235
UBS Commercial Mortgage Trust, Series 2019-
C18, Class A4, 3.04%, 12/15/52 ....... 283 242,898
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5, Class AS, 3.35%,
03/10/46
(b)
..................... 9,713 9,694,868
Velocity Commercial Capital Loan Trust
(b)
Series 2018-1, Class A, 3.59%, 04/25/48 . 444 417,308
Series 2019-3, Class A, 3.03%, 10/25/49
(a)
2,624 2,484,353
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class ASB, 3.48%,
08/15/50 .................... 3,156 3,104,648
Series 2015-C27, Class A5, 3.45%,
02/15/48 .................... 10,140 9,647,692
Series 2015-C28, Class ASB, 3.31%,
05/15/48 .................... 2,597 2,522,462
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class ASB, 3.39%,
08/15/47 .................... 3,563 3,512,713
Series 2014-C21, Class ASBF, (LIBOR USD
1 Month + 0.56%), 4.89%, 08/15/47
(a)(b)
922 918,392
Series 2014-C24, Class ASB, 3.32%,
11/15/47 .................... 3,615 3,542,007
476,612,896
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Commercial Mortgage Trust, Series 2015-
CR23, Class XA, 0.86%, 05/10/48
(a)
.... 29,595 454,635
Total Non-Agency Mortgage-Backed Securities — 10.3%
(Cost: $689,269,464) ............................. 639,728,707
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 2.0%
Federal Home Loan Mortgage Corp.
Series 3710, Class MG, 4.00%, 08/15/25
(c)
200 196,717
Series 3959, Class MA, 4.50%, 11/15/41 . 871 860,538
Series 3986, Class M, 4.50%, 09/15/41 .. 332 329,548
Series 4459, Class BN, 3.00%, 08/15/43 . 4,092 3,728,314
Series 4569, Class JA, 3.00%, 03/15/42 . 4,363 4,212,531
Series 4752, Class PL, 3.00%, 09/15/46 . 5,695 5,335,870
Series 4941, Class MB, 3.00%, 07/25/49 . 4,707 4,162,589

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 5000, Class MA, 2.00%, 06/25/44 . USD 3,699 $ 3,323,359
Series 5006, Class KA, 2.00%, 06/25/45 . 10,425 9,261,986
Series 5105, Class LA, 1.50%, 04/15/44 . 31,114 29,185,215
Federal Home Loan Mortgage Corp. STACR
Trust Variable Rate Notes, Series 2019-
FTR2, Class M1, (LIBOR USD 1 Month +
0.95%), 5.34%, 11/25/48
(a)(b)
......... 445 440,322
Federal National Mortgage Association
(c)
Series 2011-48, Class MG, 4.00%, 06/25/26 462 453,212
Series 2011-84, Class MG, 4.00%, 09/25/26 622 610,673
Federal National Mortgage Association Variable
Rate Notes
(a)
Series 1997-20, Class FB, 1.49%, 03/25/27 8 8,059
Series 2022-65, Class FB, (SOFR 30 Day
Average + 0.80%), 4.73%, 09/25/52 .. 48,685 47,779,938
Government National Mortgage Association
Series 2013-131, Class PA, 3.50%, 06/16/42 766 751,023
Series 2017-136, Class GB,
3.00%, 03/20/47 ............... 3,946 3,635,441
Series 2018-36, Class AM, 3.00%, 07/20/45 9,902 9,464,008
123,739,343
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates,
Series KIR2, Class A1, 2.75%, 03/25/27 . 4,574 4,363,027
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series K121, Class X1,
1.02%, 10/25/30 ................. 11,880 700,500
Government National Mortgage Association
Variable Rate Notes, Series 2012-120,
0.64%, 02/16/53 ................. 10,211 162,846
863,346
Mortgage-Backed Securities — 6.1%
Federal Home Loan Mortgage Corp.
3.00%, 02/01/36 ................. 2,651 2,461,891
4.00%, 02/01/34 - 06/01/37 .......... 14,867 14,516,236
4.50%, 07/01/47 - 03/01/49 .......... 44,817 44,530,033
(LIBOR USD 12 Month + 1.63%),
5.63%, 10/01/45
(a)
.............. 1,141 1,165,950
Federal National Mortgage Association Variable
Rate Notes
(a)
(LIBOR USD 12 Month + 1.59%),
2.98%, 06/01/45 ............... 1,642 1,598,414
(LIBOR USD 12 Month + 1.75%),
3.04%, 09/01/42 ............... 1,632 1,648,629
(LIBOR USD 12 Month + 1.58%),
5.01%, 09/01/45 ............... 2,093 2,141,698
(LIBOR USD 12 Month + 1.59%),
5.59%, 11/01/45 ............... 127 129,645
Uniform Mortgage-Backed Securities
2.50%, 12/01/27 - 04/01/32 .......... 21,810 20,463,681
3.00%, 12/01/26 - 09/01/35 .......... 30,023 28,465,111
3.50%, 04/01/34 ................. 2,263 2,175,469
4.00%, 04/01/26 - 03/01/48 .......... 83,118 80,633,663
4.50%, 10/01/37 - 01/01/50 .......... 37,633 37,185,240
4.50%, 01/25/53 - 02/25/53
(j)
......... 143,045 137,645,412
5.00%, 10/01/37 ................. 270 271,125
375,032,197
Total U.S. Government Sponsored Agency Securities — 8.2%
(Cost: $528,315,247) ............................. 503,997,913
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds , 1.75%, 08/15/41
(k)
... USD 60,000 $ 41,060,156
U.S. Treasury Inflation Linked Notes ,
0.63%, 01/15/24 ................. 63,350 62,003,749
U.S. Treasury Notes
0.75%, 12/31/23 ................. 275,000 264,347,652
0.88%, 01/31/24 ................. 215,000 206,290,821
1.50%, 02/29/24 ................. 150,000 144,585,938
3.50%, 09/15/25 ................. 268,560 263,188,800
4.25%, 10/15/25 ................. 127,410 127,310,461
4.00%, 12/15/25 ................. 218,170 216,772,348
Total U.S. Treasury Obligations — 21.4%
(Cost: $1,342,433,430) ........................... 1,325,559,925
Total Long-Term Investments — 93.2%
(Cost: $6,045,581,196) ........................... 5,762,879,647
Short-Term Securities
Certificates of Deposit — 0.5%
Domestic — 0.5%
Citibank NA, 5.00%, 09/21/23 .......... 30,000 29,893,049
Total Certificates of Deposit — 0.5%
(Cost: $30,000,000) .............................. 29,893,049
Commercial Paper — 1.4%
Enel Finance America LLC
(l)
4.76%, 08/09/23 ................. 5,000 4,813,890
5.26%, 08/18/23 ................. 21,000 20,184,763
5.54%, 09/01/23 ................. 25,000 23,966,406
General Motors Financial Co., Inc., 5.73%
,
04/13/23
(b)(l)
..................... 6,000 5,903,956
HSBC USA, Inc.
(l)
4.01%, 06/14/23 ................. 24,325 23,762,827
4.50%, 08/23/23 ................. 8,600 8,308,358
Total Commercial Paper — 1.4%
(Cost: $87,469,915) .............................. 86,940,200
Shares
Shares
Money Market Funds — 2.5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.03%
(h)(m)
................. 155,084,945 155,084,945
Total Money Market Funds — 2.5%
(Cost: $155,084,945) ............................. 155,084,945
Par (000)
Pa r (000)
U.S. Treasury Obligations — 6.1%
U.S. Treasury Bills , 4.62%, 11/30/23
(l)
..... 390,000 373,935,467
Total U.S. Treasury Obligations — 6.1%
(Cost: $374,018,775) ............................. 373,935,467
Total Short-Term Securities — 10.5%
(Cost: $646,573,635) ............................. 645,853,661
Total Investments Before TBA Sale Commitments — 103.7%
(Cost: $6,692,154,831 ) ........................... 6,408,733,308

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments
Mortgage-Backed Securities — (2.2)%
Uniform Mortgage-Backed Securities,
4.50%, 01/25/53
(j)
................ USD (143,045) $ (137,645,951)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
Total TBA Sale Commitments — (2.2)%
(Proceeds: $(138,931,041)) ........................ $ (137,645,951)
Total Investments Net of TBA Sale Commitments — 101.5%
(Cost: $6,553,223,790 ) ........................... 6,271,087,357
Liabilities in Excess of Other Assets — (1.5)% ............ (90,378,915)
Net Assets — 100.0% ..............................
$ 6,180,708,442
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Non-income producing security.
(h)
Affiliate of the Fund.
(i)
Rounds to less than 1,000.
(j)
Represents or includes a TBA transaction.
(k)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(l)
Rates are discount rates or a range of discount rates as of period end.
(m)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Par/Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 119,082,389 $ 36,002,556
(a)
$ — $ — $ — $ 155,084,945 155,084,945 $ 1,349,773 $ —
BlackRock Capital Finance LP,
Series 1997-R2, Class AP ... 14,139 — — — (14,139) — 15,614 155 —
$ — $ (14,139) $ 155,084,945 $ 1,349,928 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2 Year Note .................................................... 13,482 03/31/23 $ 2,763,810 $ 87,370
Short Contracts
Euro- Bobl ............................................................... 1,093 03/08/23 135,428 4,155,887
Euro-Bund .............................................................. 7 03/08/23 996 61,302
Euro-Schatz ............................................................. 194 03/08/23 21,892 250,062
Japan 10 Year Bond ........................................................ 115 03/13/23 127,460 1,981,821
U.S. Treasury 10 Year Note ................................................... 246 03/22/23 27,587 412,100
U.S. Treasury 10 Year Ultra Note ............................................... 843 03/22/23 99,382 1,190,438
U.S. Treasury Long Bond .................................................... 198 03/22/23 24,688 208,159
U.S. Treasury Ultra Bond .................................................... 385 03/22/23 51,410 1,045,215
U.S. Treasury 5 Year Note .................................................... 5,926 03/31/23 638,989 869,889
10,174,873
$ 10,262,243
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 17,218,000 USD 18,392,853 Natwest Markets plc 03/15/23 $ 127,471
USD 37,821,279 GBP 31,028,000 Deutsche Bank AG 03/15/23 244,117
371,588
USD 6,856,506 CAD 9,349,000 Toronto Dominion Bank 03/15/23 (51,972)
USD 533,039 EUR 500,898 Bank of America NA 03/15/23 (5,745)
USD 777,807 EUR 733,930 Bank of New York Mellon 03/15/23 (11,636)
USD 529,550 EUR 494,827 JPMorgan Chase Bank NA 03/15/23 (2,704)
USD 332,872,745 EUR 312,076,000 Morgan Stanley & Co. International plc 03/15/23 (2,807,851)
(2,879,908)
$ (2,508,320)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 39.V1 ..................... 5.00 % Quarterly 12/20/27 USD 16,150 $ (118,732) $ 169,057 $ (287,789)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1.00 Quarterly 12/20/27 USD 69,730 (577,059) (173,768) (403,291)
$ (695,791) $ (4,711) $ (691,080)

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR Annual 3.66% Annual 01/05/23
(a)
09/30/24 USD 159,730 $ (2,448,053) $ 34,165 $ (2,482,218)
3.22% Annual 1 day SOFR Annual 01/05/23
(a)
02/28/27 USD 159,730 3,788,189 64,141 3,724,048
$ 1,340,136 $ 98,306 $ 1,241,830
(a)
Forward swap.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SOFR ......................................... Secured Overnight Financing Rate 4.06%
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 1,190,400,938 $ 7,558,478 $ 1,197,959,416
Corporate Bonds
Aerospace & Defense .................................... — 30,723,128 — 30,723,128
Airlines .............................................. — 8,318,683 — 8,318,683
Auto Components ...................................... — 12,161,027 — 12,161,027
Automobiles .......................................... — 60,247,203 — 60,247,203
Banks ............................................... — 445,210,625 — 445,210,625
Beverages ........................................... — 9,070,939 — 9,070,939
Biotechnology ......................................... — 27,769,911 — 27,769,911
Building Products ....................................... — 3,810,359 — 3,810,359
Capital Markets ........................................ — 184,651,184 — 184,651,184
Chemicals ............................................ — 16,979,842 — 16,979,842
Commercial Services & Supplies ............................. — 4,875,505 — 4,875,505
Communications Equipment ................................ — 717,389 — 717,389

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Level 1 Level 2 Level 3 Total
Construction & Engineering ................................ $ — $ 9,089,466 $ — $ 9,089,466
Construction Materials .................................... — 1,720,169 — 1,720,169
Consumer Finance ...................................... — 172,384,736 — 172,384,736
Containers & Packaging .................................. — 28,807,375 — 28,807,375
Distributors ........................................... — 21,413 — 21,413
Diversified Consumer Services .............................. — 992,562 — 992,562
Diversified Financial Services ............................... — 20,848,340 3,815,145 24,663,485
Diversified Telecommunication Services ........................ — 37,624,927 — 37,624,927
Electric Utilities ........................................ — 75,361,923 — 75,361,923
Electrical Equipment ..................................... — 3,779,008 — 3,779,008
Electronic Equipment, Instruments & Components ................. — 10,933,390 — 10,933,390
Energy Equipment & Services .............................. — 1,916,319 — 1,916,319
Entertainment ......................................... — 12,546,139 — 12,546,139
Equity Real Estate Investment Trusts (REITs) .................... — 65,263,379 — 65,263,379
Food & Staples Retailing .................................. — 21,241,651 — 21,241,651
Food Products ......................................... — 13,106,874 — 13,106,874
Gas Utilities ........................................... — 8,376,641 — 8,376,641
Health Care Equipment & Supplies ........................... — 32,090,109 — 32,090,109
Health Care Providers & Services ............................ — 74,479,967 — 74,479,967
Health Care Technology .................................. — 498,576 — 498,576
Hotels, Restaurants & Leisure .............................. — 11,817,326 — 11,817,326
Household Durables ..................................... — 12,964,359 — 12,964,359
Household Products ..................................... — 481,908 — 481,908
Independent Power and Renewable Electricity Producers ............ — 9,187,717 — 9,187,717
Insurance ............................................ — 24,482,968 — 24,482,968
Interactive Media & Services ............................... — 12,080,586 — 12,080,586
Internet & Direct Marketing Retail ............................ — 13,939,874 — 13,939,874
IT Services ........................................... — 30,977,590 — 30,977,590
Life Sciences Tools & Services .............................. — 12,590,376 — 12,590,376
Machinery ............................................ — 14,670,994 — 14,670,994
Media ............................................... — 62,931,837 — 62,931,837
Metals & Mining ........................................ — 5,953,632 — 5,953,632
Mortgage Real Estate Investment Trusts (REITs) .................. — 178,413 — 178,413
Multiline Retail ......................................... — 362,355 — 362,355
Multi-Utilities .......................................... — 14,537,988 — 14,537,988
Oil, Gas & Consumable Fuels ............................... — 104,504,206 — 104,504,206
Paper & Forest Products .................................. — 314,615 — 314,615
Personal Products ...................................... — 1,458,062 — 1,458,062
Pharmaceuticals ....................................... — 8,444,987 — 8,444,987
Professional Services .................................... — 341,169 — 341,169
Real Estate Management & Development ....................... — 8,047,380 — 8,047,380
Road & Rail ........................................... — 36,119,041 — 36,119,041
Semiconductors & Semiconductor Equipment .................... — 32,637,318 — 32,637,318
Software ............................................. — 70,810,301 — 70,810,301
Specialty Retail ........................................ — 3,615,765 — 3,615,765
Technology Hardware, Storage & Peripherals .................... — 5,076,033 2,821,802 7,897,835
Textiles, Apparel & Luxury Goods ............................ — 207,577 — 207,577
Thrifts & Mortgage Finance ................................ — 6,035,749 — 6,035,749
Tobacco ............................................. — 57,550,012 — 57,550,012
Trading Companies & Distributors ............................ — 22,723,518 — 22,723,518
Transportation Infrastructure ............................... — 3,881,956 — 3,881,956
Wireless Telecommunication Services ......................... — 29,498,161 — 29,498,161
Floating Rate Loan Interests ................................. — 32,978 — 32,978
Foreign Agency Obligations ................................. — 48,799,524 — 48,799,524
Foreign Government Obligations .............................. — 26,121,705 — 26,121,705
Non-Agency Mortgage-Backed Securities ........................ — 639,728,706 1 639,728,707
U.S. Government Sponsored Agency Securities .................... — 503,997,913 — 503,997,913
U.S. Treasury Obligations ................................... — 1,325,559,925 — 1,325,559,925
Short-Term Securities
Certificates of Deposit ..................................... — 29,893,049 — 29,893,049
Commercial Paper ....................................... — 86,940,200 — 86,940,200
Money Market Funds ...................................... 155,084,945 — — 155,084,945
U.S. Treasury Obligations ................................... — 373,935,467 — 373,935,467
Fair Value Hierarchy as of Period End (continued)

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Level 1 Level 2 Level 3 Total
Liabilities
Investments
TBA Sale Commitments .................................... $ — $ (137,645,951) $ — $ (137,645,951)
$ 155,084,945 $ 6,101,806,986 $ 14,195,426 $ 6,271,087,357
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 371,588 $ — $ 371,588
Interest rate contracts ....................................... 10,262,243 3,724,048 — 13,986,291
Liabilities
Credit contracts ........................................... — (691,080) — (691,080)
Foreign currency exchange contracts ............................ — (2,879,908) — (2,879,908)
Interest rate contracts ....................................... — (2,482,218) — (2,482,218)
$ 10,262,243 $ (1,957,570) $ — $ 8,304,673
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
CAD Canadian Dollar
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
PCL Public Company Limited
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced
Fair Value Hierarchy as of Period End (continued)